As filed with the Securities and Exchange Commission on December 1, 2005

Securities Act Registration No. 333-29687

Investment Company Act Registration No. 811-8267

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]
Pre-Effective Amendment No.___	[ ]
Post-Effective Amendment No. 14	[Ö]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 15	[Ö]

KOPP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

7701 France Avenue South	55435
Suite 500	(Zip Code)
Edina, Minnesota
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (952) 841-0400

John P. Flakne

Kopp Funds, Inc.

7701 France Avenue South, Suite 500

Edina, Minnesota 55435

(Name and Address of Agent for Service)

Copies to:

Pamela M. Krill

Godfrey & Kahn, S.C.

One East Main Street

P.O. Box 2719

Madison, Wisconsin 53701-2719

It is proposed that this filing will become effective (check appropriate box):

[  ] immediately upon filing pursuant to Rule 485(b).

[  ] on (date) pursuant to Rule 485(b).

[Ö] 60 days after filing pursuant to Rule 485(a)(1).

[  ] on September 30, 2005 pursuant to Rule 485(a)(1).

[  ] 75 days after filing pursuant to Rule 485(a)(2).

[  ] on (date) pursuant to Rule 485(a)(2).

PROSPECTUS

January 30, 2006

[Logo]

Kopp Funds, Inc.

Kopp Emerging Growth Fund

7701 France Avenue South, Suite 500

Edina, Minnesota  55435

Telephone:  1-888-533-KOPP

Facsimile:  1-952-841-0411

Website:  www.koppfunds.com

The investment objective of the Kopp Emerging Growth Fund (the “Fund”) is long-term capital appreciation.  The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that Kopp Investment Advisors, LLC (“Advisor”) believes have the potential for superior growth.

The Fund is a long-term investment, intended to complement your other investments.  Because the Fund will invest primarily in small-to-medium capitalization stocks, which are generally more volatile than investments in large companies, you should expect that the Fund’s shares will be more volatile than the shares of a fund that invests in large-cap stocks.  This is a non-diversified fund and may invest a greater percentage of its assets in a particular company or companies than would many other mutual funds.

This Prospectus contains information you should consider before you invest in the Fund.

Please read it carefully and keep it for future reference.

____________________

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

___________________

•	Not FDIC-Insured
•	No Bank Guarantee
•	May Lose Value

HIGHLIGHTS

3

FEES AND EXPENSES OF THE FUND

6

INVESTMENT OBJECTIVE

7

PRINCIPAL INVESTMENT STRATEGY

7

IMPLEMENTATION OF INVESTMENT OBJECTIVE

8

FINANCIAL HIGHLIGHTS OF THE FUND

10

FUND MANAGEMENT AND DISTRIBUTION

11

YOUR ACCOUNT

12

VALUATION OF FUND SHARES

23

PORTFOLIO HOLDINGS DISCLOSURE POLICY

24

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

24

ADDITIONAL INFORMATION

26

You should rely only on the information contained in this document and the Fund’s Statement of Additional Information (the “SAI”).  We have not authorized anyone to provide you with information that is different.  This Prospectus is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

HIGHLIGHTS

èWhat is the objective of the Fund?

The Fund’s objective is long-term capital appreciation.

èWhat is the Fund’s principal investment strategy?

The Fund’s principal strategy is to invest primarily in common stocks of companies that Advisor believes have the potential for revenue and earnings growth superior to that of companies with similar market or business characteristics.  These companies, which may be characterized as emerging and re-emerging growth companies, will typically have small-to-medium market capitalizations.  Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks of emerging growth companies.  An emerging growth company is a relatively new business organized to address an industry niche, which may have unstable cash reserves, but the potential to experience accelerating returns.  A re-emerging growth company is a more established company experiencing a potential resurgence in sales and earnings due to new industry leadership, restructuring or both.  A small-cap company would typically have a market capitalization of up to $1 billion, while a medium-cap company would typically have a market capitalization of up to $3 billion.

Advisor uses a “buy discipline” when making purchase decisions for the Fund that involves three key components.  First, Advisor gathers research on potential investment candidates.  Second, Advisor reviews certain fundamental attributes that it believes most “buy” candidates should possess.  Finally, Advisor values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group.  From this process, securities are selected and then purchased when their prices are within a pre-determined range.

Advisor does not attempt to time the market.  Under normal circumstances, the Fund will be fully invested in common stocks, except that a small portion of the Fund’s assets may be held in money market instruments and cash or cash equivalents.  Because companies considered by Advisor to be “emerging growth” are often in the same or related market sectors, the Fund may be heavily invested in a single sector.  In addition, because the Fund is not subject to the diversification rules of the Investment Company Act of 1940, as amended (“1940 Act”), the Fund may take large positions in individual companies.

èWhat are the principal risks of investing in the Fund?

Because the Fund will invest primarily in small-to-medium capitalization stocks, which are generally more volatile than investments in large companies, you should expect that the Fund’s shares will be more volatile than the shares of a fund that invests in large capitalization stocks.  Thus, especially in the short term, the share price will fluctuate and may, at redemption, be worth less than the initial purchase price — accordingly, you may lose money on your investment.  Stock values can decline for an extended period of time.  In addition, because the Fund is not subject to the diversification rules of the 1940 Act, a larger percentage of the Fund’s assets may be invested in fewer companies than is typical of other mutual funds.  This concentration may increase volatility.  Because the Fund intends to qualify as a regulated investment company under federal income tax laws, it will, however, be subject to the diversification requirements of the Internal Revenue Code of 1986, as amended.

Other risks associated with investing in the Fund include:

• Liquidity Risk:	Certain securities, such as small capitalization stocks, may be difficult or impossible to sell at the time and price that the Fund seeks.

• Market Risk:

The market value of a security will fluctuate, sometimes rapidly and unpredictably, due to sector rotation or other economic or market trends.  In addition, market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s style, the Fund’s gains may not be as large as, or its losses may be larger than, other equity funds using different investment styles.

• Opportunity Risk:	An investment opportunity may be missed because the assets necessary to take advantage of it are tied up in other investments.

• Management Risk:	Advisor may simply do a poor job of selecting stocks for the Fund.

• Non-Diversification Risk:	Performance of one, two, or a few stocks may have a substantial effect on the overall performance of the Fund, both positive and negative.

• Concentration Risk:	The Fund’s investments may be heavily concentrated in relatively few sectors or industries at any one time, which may increase volatility.

For a more detailed description of specific risks that are inherent to the Fund’s investment strategy, see “Implementation of Investment Objective.”

èIs an investment in the Fund appropriate for me?

The Fund may be suitable for long-term investors only.  It is not a short-term investment vehicle.  An investment in the Fund may be appropriate if you:

•

seek long-term capital appreciation;

•

seek a mutual fund for the aggressive equity portion of your portfolio;

•

have no immediate financial requirements for this investment; and

•

are willing to accept a high degree of volatility.

The Fund is designed for investors who have the financial ability to undertake greater risk in exchange for the potential to realize greater financial gains in the future.  The Fund should be used in a program of diversified investing and not as a complete investment program.

èPerformance History

The return information provided in the bar chart and tables below illustrates how the Fund’s performance can vary, which is one indication of the risks of investing in the Fund.  The information shows changes in the Fund’s performance from year to year and shows how the Fund’s average annual returns compare to those of a broad-based measure of market performance over the past year, five years and since inception of the Fund.  The Fund’s returns in 1999 were achieved in a period generally favorable to technology companies.  Please keep in mind that the Fund’s past performance (before and after taxes) is not necessarily indicative of future returns.

Class A Shares Calendar Year Total Returns	Class A Shares Best and Worst Quarterly Performance 1/1/98 to 12/31/05
	Best Quarter Return	Worst Quarter Return
	[68.04% (4th quarter, 1999)]	[(39.41)% (3rd quarter, 2001)]

The Fund’s after tax returns for the Class A shares as shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund.  The Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold the Fund shares at the end of the period and, thus, do not have any taxable gain or loss on your investment in shares of the Fund.  The Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.  The after tax returns are calculated using the highest historical individual federal marginal income tax rate in effect and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Your actual after tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”), this information does not apply to your investment because such accounts are only subject to taxes upon redemption.  After tax returns for the Fund’s Class I and Class C shares will vary from those shown for the Class A shares.

Average Annual Total Returns as of December 31, 2005(1)

Class/Index	One Year	Five Years	Since Inception
Class A(2) (load adjusted)
Return Before Taxes	____%	____%	____%
Return After Taxes on Distributions	____%	____%	____%
Return After Taxes on Distributions and Sale of Fund Shares	____%	____%	____%
Russell 2000 Index(3)
(reflects no deduction for fees, expenses or taxes)	____%	____%	____%
Russell 2000 Growth Index(4)
(reflects no deduction for fees, expenses or taxes)	____%	____%	____%
Class C(5) (load adjusted)
Return Before Taxes	____%	____%	____%
Russell 2000 Index(3)
(reflects no deduction for fees, expenses or taxes)	____%	____%	____%
Russell 2000 Growth Index(4)
(reflects no deduction for fees, expenses or taxes)	____%	____%	____%
Class I(2)
Return Before Taxes	____%	____%	____%
Russell 2000 Index(3)
(reflects no deduction for fees, expenses or taxes)	____%	____%	____%
Russell 2000 Growth Index(4)
(reflects no deduction for fees, expenses or taxes)	____%	____%	____%

_______________

(1)

Quoted returns assume reinvestment of all distributions (in the case of after-tax returns, reinvested net of assumed taxes).

(2)

The Class A and Class I shares commenced operations on October 1, 1997.

(3)

The Russell 2000 Index is a stock market index comprising the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index.  Each class of shares compares its performance to that of the Russell 2000 Index.  Because the Class C shares commenced operations at a time different from the Class A and Class I shares, the Russell 2000 Index figures will be different for the Class C shares.

(4)

The Russell 2000 Growth Index is a stock market index which measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  Each class of shares also compares its performance to that of the Russell 2000 Growth Index.  Because the Class C shares commenced operations at a time different from the Class A and Class I shares, the Russell 2000 Growth Index figures will be different for the Class C shares.

(5)

The Class C shares commenced operations on February 19, 1999.

Please note that the returns presented in the chart entitled “Class A Shares Calendar Year Total Returns” and in the table entitled “Class A Shares Best and Worst Quarterly Performance” do not reflect the 3.50% maximum sales charge imposed on the Fund’s Class A shares.  If this sales charge were reflected, the returns would be less than those shown above.  The returns presented in the table entitled “Average Annual Total Returns as of December 31, 2005” do, however, reflect this sales charge for Class A shares.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Annual Fund Operating Expenses table and example shown below are based on expenses incurred during the Fund’s fiscal year ended September 30, 2005.  Please keep in mind that as a result of changing market conditions, total asset levels and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

	Class A	Class C	Class I

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%(1)	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of amount redeemed)	1.00%(2)	1.00%(3)	None
Redemption fee (as a percentage of amount redeemed)	2.00%(4)	2.00%(4)	2.00%(5)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (6)

Management fees	1.00%	1.00%	1.00%
Distribution and shareholder servicing (12b-1) fees(7)	0.35%	1.00%	None
Other expenses(8)	0.37%	0.37%	0.37%
Total annual Fund operating expenses	1.72%	2.37%	1.37%

_______________

(1)

This sales charge is the maximum applicable to purchases of Class A shares.  You may not have to pay this sales charge because waivers and reduced sales charges are available.  See “Your Account-Class A Shares.”

(2)

A contingent deferred sales charge (“CDSC”) of up to 1% may be imposed on redemptions of certain Class A shares which were purchased without a sales charge and redeemed within 24 months of purchase.  See “Your Account-Class A Shares.”

(3)

A CDSC of up to 1% may be imposed on redemptions of certain Class C shares that are redeemed within 12 months of purchase.  See “Your Account-Class C Shares.”

(4)

A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within 30 days of purchase.  The fee is retained by the Fund and generally withheld from redemption proceeds.  If you redeem shares by wire, you will be charged a $15 service fee.  See “Your Account-Class A and Class C Redemption Fees” and “Your Account-Redeeming or Selling Shares.”

(5)

A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class I shares made within 24 months of purchase.  The fee is retained by the Fund and generally withheld from redemption proceeds.  If you redeem shares by wire, you will be charged a $15 service fee.  See “Your Account-Class I Shares” and “Your Account-Redeeming or Selling Shares.”

(6)

Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions.  As a result, they do not appear on your account statement, but instead reduce the amount of total return you receive.

(7)

The distribution and shareholder servicing fees applicable to Class A shares are currently set at 0.35%; however, the Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan (the “Rule 12b-1 Plan”) that allows the Fund to pay up to 0.50% in these fees.  The distribution and shareholder servicing fees applicable to Class C shares under the Rule 12b-1 Plan are 1.00%, which is the amount currently being paid by the Fund.  Further, while the Fund currently has no intention of paying any distribution or shareholder servicing fees for the Class I shares, the Rule 12b-1 Plan allows the Fund to pay up to 0.50% in these fees.  For information relating to the Rule 12b-1 Plan, see “Your Account-Distribution and Shareholder Servicing Plan.”

(8)

“Other expenses” include custodian, administration, transfer agency and other customary Fund expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that all dividends and capital gains distributions are reinvested, your investment has a 5% return each year and the Fund’s total annual operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Class A(1)	$519	$873	$1,251	$2,309
Class A(2)	$275	$542	$ 934	$2,030
Class C(2)	$340	$739	$1,265	$2,706
Class I(3)	$346	$434	$ 750	$1,646

_____________

(1)

Only the 3.50% maximum sales charge is reflected in the example.

(2)

A 1% CDSC is reflected in the example.

(3)

A 2% redemption fee is reflected in the example.

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A(1)	$519	$873	$1,251	$2,309
Class A(2)	$175	$542	$ 934	$2,030
Class C	$240	$739	$1,265	$2,706
Class I	$139	$434	$ 750	$1,646

_____________

(1)

A 3.50% maximum sales charge is reflected in the example.

(2)

The 3.50% maximum sales charge is not reflected in the example.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.  The investment objective of the Fund is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will attempt to achieve its investment objective by investing at least 65% of its assets in common stocks of emerging and re-emerging growth companies, and at least 80% of its net assets in common stocks of emerging growth companies.  The Fund may also hold cash and money market instruments to provide the Fund with liquidity and flexibility.  In managing the Fund’s portfolio, Advisor primarily seeks investments in emerging growth companies that have a small-to-medium market capitalization.  A small-cap company would typically have a market capitalization of up to $1 billion, while a medium-cap company would typically have a market capitalization of up to $3 billion.  Advisor’s general strategy is to be fully invested, holding securities for their long-term growth potential over at least a three- to five-year time frame.  Companies considered by Advisor to be “emerging growth” are often in the same or related market sectors.  Thus, the Fund may be heavily invested in a single sector.  However, one sector, like communications, may include numerous subsectors or industries, like networking, telecommunication equipment, software application, semiconductor, voice-processing or wireless.  The Fund may be concentrated in one sector, while being diversified among several industries.  In addition, the Fund may hold large positions in individual companies.  The performance of one, two, or a few stocks may have a substantial effect on the Fund’s performance, both positive and negative.  To the extent the Fund concentrates its investments in this way, it will be more susceptible to adverse economic, political, regulatory or market developments affecting the sector, industry or individual company in which the Fund has invested.

When making purchase decisions for the Fund, Advisor uses a “buy discipline” that involves three key components:

•     Research

Advisor gathers research on potential investment candidates from a wide variety of sources.  To further qualify prospective investments, it analyzes information from corporate contacts, attends industry conferences and visits with company management.

•     Fundamentals

Once the research phase is complete, Advisor reviews certain fundamental attributes that it believes most “buy” candidates should possess, including (i) management excellence, (ii) leading industry position or product, (iii) projected annual revenues or sales growth of 15% or more and projected earnings growth of 20% or more, (iv) significant investment in research and development and (v) strong financial position including a low debt-to-total capital ratio.

•     Valuation

Finally, Advisor values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group.  For companies with earnings, the price-to-earnings ratio relative to a company’s forecasted growth rate is the most important measure in Advisor’s quantitative analytical process.

Advisor then constructs a list of securities for the Fund and purchases them when their prices are within a pre-determined range.  Advisor continually monitors companies for variations from expectations.

Advisor analyzes sell decisions for the Fund based on a number of factors, including, without limitation, significant deterioration in a company’s underlying fundamentals, strong price appreciation suggesting an overweighted position or overvalued security, change in theme or sector orientation, or better relative value in other securities.  No single factor is dispositive.  Advisor’s philosophy is generally to hold stocks that have performed well, which may result in an apparent “overweighting” from time to time.

IMPLEMENTATION OF INVESTMENT OBJECTIVE

In implementing its investment objective, the Fund may invest in the following securities and use the following investment techniques.  Some of these securities and investment techniques involve special risks, which are described below, elsewhere in this Prospectus and in the SAI.

Common Stocks and Other Equity Securities

The Fund will invest in common stocks and other equity securities.  Other equity securities may include preferred stock, depositary receipts or shares, warrants, and other securities convertible or exchangeable into common stock.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small- and Medium-Sized Capitalization Companies

The Fund will invest a substantial portion of its assets in companies with small- and medium-sized market capitalizations.  While companies with small- and medium-sized market capitalizations have the potential for significant capital appreciation, the equity securities of these companies also involve greater risks than those of larger, more established companies.  Small- and mid-cap companies may lack the management experience or depth, financial resources, product diversification and competitive strength of large-cap companies.  The market for small- and mid-cap securities is generally less liquid and subject to greater price volatility than the market for large-cap securities.  In addition, small- and medium-sized capitalization companies may have less publicly available information and be followed by fewer analysts than larger companies.

Small capitalization companies often have lower trading volume than larger, more established companies.  Because of the lower trading volume, small-cap securities may have to be sold at a discount from current market prices or in small lots over an extended period of time.  Due to the lack of sufficient market liquidity, the Fund may incur substantial losses if it is required to effect sales of small-cap securities at a disadvantageous time and only then at a substantial drop in price.

Non-Diversification

As a “non-diversified” mutual fund, the Fund may invest in a more limited number of companies than “diversified” mutual funds.

Temporary Strategies

In order to retain the flexibility to respond promptly to adverse market and related conditions, the Fund may hold cash and/or invest all or a portion of its assets in money market instruments, which are fixed-income securities issued by private and governmental institutions.  It is impossible to predict when or for how long Advisor may employ these strategies for the Fund.  To the extent the Fund engages in any of these temporary defensive strategies, the Fund’s ability to achieve its investment objective may be diminished.

FINANCIAL HIGHLIGHTS OF THE FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for each of the last five fiscal years ended September 30, 2005.  Certain information reflects financial results for a single Fund share outstanding for the entire period.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions and excluding sales charges).  These financial highlights have been audited by PricewaterhouseCoopers LLP (“PwC”).  PwC’s report, together with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Year Ended September 30, 2005			Year Ended September 30, 2004			Year Ended September 30, 2003			Year Ended September 30, 2002			Year Ended September 30, 2001
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Net asset value, beginning of year	$8.00	$8.23	$7.71	$9.10	$9.33	$8.83	$4.69	$4.79	$4.58	$8.64	$8.79	$8.49	$30.78	$31.17	$30.49
Income from investment operations:
Net investment loss	(0.18)(1)	(0.11)(1)	(0.23)(1)	(0.17)(1)	(0.13)(1)	(0.22)(1)	(0.11)(1)	(0.08)(1)	(0.14)(1)	(0.15)(1)	(0.12)(1)	(0.21)(1)	(0.22)(1)	(0.18)(1)	(0.29)(1)
Net realized and unrealized gain (loss) on investments	1.12	1.11	1.09	(0.93)	(0.97)	(0.90)	4.52	4.62	4.39	(3.80)	(3.88)	(3.70)	(19.83)	(20.11)	(19.62)
Total from investment operations	0.94	1.00	0.86	(1.10)	(1.10)	(1.12)	4.41	4.54	4.25	(3.95)	(4.00)	(3.91)	(20.05)	(20.29)	(19.91)

Less distributions:
Distributions from net realized gain	-	-	-	-	-	-	-	-	-	-	-	-	(2.09)	(2.09)	(2.09)
Redemption fees retained	- (2)	- (2)	-	-	-	-	-	-	-	-	-	-	-	-	-
Net asset value, end of year	$8.94	$9.23	$8.57	$8.00	$8.23	$7.71	$9.10	$9.33	$8.83	$ 4.69	$ 4.79	$ 4.58	$ 8.64	$ 8.79	$ 8.49

Total return(3)	11.75%	12.15%	11.15%	(12.09)%	(11.79)%	(12.68)%	94.03%	94.78%	92.80%	(45.72)%	(45.51)%	(46.05)%	(69.58)%	(69.47)%	(69.79)%
Supplemental data and ratios:
Net assets, end of year (000’s)	$257,309	$84,971	$20,330	$332,684	$66,871	$25,626	$423,165	$76,501	$29,376	$217,177	$31,920	$12,364	$412,503	$58,767	$21,705
Ratio of expenses to average net assets	1.72%	1.37%	2.37%	1.66%	1.31%	2.31%	1.72%	1.37%	2.37%	1.69%	1.34%	2.34%	1.60%	1.25%	2.25%
Ratio of net investment loss to average net assets	(1.69)%	(1.34)%	(2.34)%	(1.65)%	(1.30)%	(2.30)%	(1.71)%	(1.36)%	(2.36)%	(1.67)%	(1.32)%	(2.32)%	(1.43)%	(1.08)%	(2.08)%
Portfolio turnover rate(4)	19.3%	19.3%	19.3%	11.0%	11.0%	11.0%	26.9%	26.9%	26.9%	17.4%	17.4%	17.4%	6.6%	6.6%	6.6%

________________________

(1)

Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.

(2)

Less than $0.01.

(3)

Total return excludes sales charges.

(4)

Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

FUND MANAGEMENT AND DISTRIBUTION

Management

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with Advisor under which Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Fund’s Board of Directors (the “Board of Directors”).

Advisor.  Advisor serves as an asset manager for individual and institutional clients.  Advisor’s principal business address is 7701 France Avenue South, Suite 500, Edina, Minnesota 55435.

Under the Investment Advisory Agreement, the Fund pays Advisor an annual management fee of 1.00% of the Fund’s average daily net assets attributable to each class of shares.  The advisory fee is accrued daily and paid monthly.  Advisor may from time to time voluntarily (but is not required to) waive all or a portion of its fee and/or reimburse all or a portion of the Fund’s operating expenses (which waiver and/or reimbursement would be effected on a monthly basis).  In the event Advisor waives and/or reimburses any such fees and expenses, Advisor is entitled to recover such fees and expenses.

Under the Investment Advisory Agreement, Advisor is responsible not only for management of the Fund’s assets, but also for portfolio transactions and brokerage.

Portfolio Managers. Leroy C. Kopp and Sally A. Anderson are primarily responsible for the day-to-day management of the Fund’s assets.  Mr. Kopp founded Advisor in 1990 and he currently serves as Chairman, Chief Executive Officer, President and Chief Investment Officer.  Prior to founding Advisor, Mr. Kopp spent 30 years with Dain Bosworth Inc. (“Dain Bosworth”), a financial services company, where he was the Manager of the Edina, Minnesota, branch and a Senior Vice President.  Mr. Kopp graduated with distinction with a B.B.A. degree from the University of Minnesota in 1956.  Ms. Anderson joined Advisor in 1991 and she currently serves as Executive Vice President.  Before joining Advisor, Ms. Anderson spent 26 years with Dain Bosworth, where she was First Vice President and Assistant Director of Research of the Minneapolis, Minnesota, branch.

Mr. Kopp and Ms. Anderson are assisted in their efforts to manage the Fund’s assets by a team of research analysts and associates.  The SAI provides additional information about Mr. Kopp and Ms. Anderson, including their compensation, other accounts managed by them and their ownership of Fund shares.

Custodian, Transfer Agent and Administrator

U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.  U.S. Bank, N.A. and its affiliates serve as custodian, transfer agent, administrator, or some combination thereof, to over 950 mutual funds, representing approximately $216 billion in total assets.

Distributor

Centennial Lakes Capital, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (the “NASD”), acts as principal distributor of the Fund’s shares (the “Distributor”).  As compensation for its services, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Class A shares, (ii) the CDSC from redemptions of Class A and Class C shares, if applicable, and (iii) the distribution and shareholder servicing fees payable with respect to Class A and Class C shares.

From time to time, the Distributor may implement programs that offer additional compensation in connection with sales of Class A and Class C shares.  In some instances, this compensation may be made available only to certain qualifying brokers whose representatives have sold or are expected to sell significant amounts of shares.  All of such payments will be made by the Distributor out of its own assets, but may be reimbursed by the Fund to the extent such payments are distribution or shareholder servicing expenses.  These programs will not change the price you will pay for shares or the amount that the Fund will receive from such a sale.  No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the NASD.

YOUR ACCOUNT

Choosing a Class

The Fund offers three classes of shares:  Class A, Class C and Class I.  Class A and Class C shares are designed for “retail” investors, with a minimum initial investment of $5,000 ($2,000 for retirement accounts, including Coverdell Education Savings Accounts).  Class I shares are designed for “institutional” investors, with a minimum initial investment of $5 million.  Each class has its own cost structure.

Class A	Class C	Class I
• Front-end sales charge with break points and certain exceptions.	• No front-end sales charge.	• No front-end sales charge.
• Contingent deferred sales charge imposed on certain redemptions.	• Contingent deferred sales charge imposed on certain redemptions.	• No contingent deferred sales charge imposed on redemptions.
• Redemption fee payable on certain redemptions.	• Redemption fee payable on certain redemptions.	• Redemption fee payable on certain redemptions.
• Current distribution and shareholder servicing fees equal to 0.35% of average daily net assets.	• Current distribution and shareholder servicing fees equal to 1.00% of average daily net assets.	• No current distribution or shareholder servicing fees.

Class A Shares

Class A shares are offered and sold on a continual basis at the next offering price (“Offering Price”), which is the sum of the net asset value per share (computed after the purchase order and funds are received by the Transfer Agent) and the sales charge indicated below:

	Total Sales Charge
Your Investment	As a Percentage of Offering Price	As a Percentage of Your Net Investment
Up to $99,999	3.50%	3.63%
$100,000 - $249,999	3.00%	3.09%
$250,000 - $499,999	2.00%	2.04%
$500,000 - $999,999	1.00%	1.01%
$1,000,000 - $4,999,999	None	None

No sales charge is imposed on the reinvestment of dividends or capital gains.  For information on how to reduce the sales charge or to determine whether you qualify to purchase shares at net asset value, see “Class A Front-End Sales Charge Waivers and Reductions.”  Class A shares are also currently subject to distribution and shareholder servicing fees in an aggregate amount of 0.35% of the average daily net assets attributable to such shares, although the Rule 12b-1 Plan, which is described in more detail under “Distribution and Shareholder Servicing Plan,” permits the payment of up to 0.50% in such fees.  Sales charge and distribution fee information can also be accessed by reference to this Prospectus on our website at http://www.koppfunds.com.

Investments in Class A shares above $1 million are not assessed an initial sales charge.  However, you may be charged a CDSC of up to 1% on shares redeemed within 24 months of purchase.  The imposition of a CDSC may be waived by the Distributor.  See “Class A and Class C CDSC Waivers.”  For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.  The CDSC is based on the lesser of the then current value or the original purchase price of the shares being redeemed, and is not imposed on shares acquired through the reinvestment of dividends or capital gains.  To avoid the imposition of a CDSC, the Fund will first redeem any shares held in your account that are not subject to a CDSC and then redeem shares in the order in which they were purchased.  Class A shares may also be subject to a 2% redemption fee with respect to certain redemptions made within 30 days of purchase.  See “Class A and Class C Redemption Fees.”

Class C Shares

Class C shares are offered and sold on a continual basis at their net asset value (computed after the purchase order and funds are received by the Transfer Agent) without any initial sales charge.  However, you may be charged a CDSC of up to 1% on shares redeemed within 12 months of purchase.  The imposition of a CDSC may be waived by the Distributor.  See “Class A and Class C CDSC Waivers.”  For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.  The CDSC is based on the lesser of the then current value or the original purchase price of the shares being redeemed, and is not imposed on shares acquired through the reinvestment of dividends or capital gains.  To avoid the imposition of a CDSC, the Fund will first redeem any shares held in your account that are not subject to a CDSC and then redeem shares in the order in which they were purchased.  Class C shares may also be subject to a 2% redemption fee with respect to certain redemptions made within 30 days of purchase.  See “Class A and Class C Redemption Fees.”  The Fund has also adopted the Rule 12b-1 Plan with respect to the Class C shares pursuant to which the Fund pays distribution and shareholder servicing fees in an aggregate amount of 1.00% of the average daily net assets attributable to such shares.  See “Distribution and Shareholder Servicing Plan” for more information.

Class I Shares

Class I shares are offered and sold on a continual basis at their net asset value (computed after the purchase order and funds are received by the Transfer Agent) without any initial sales charge.  However, you may be charged a redemption fee of up to 2% of the then current value of the shares on redemptions made within 24 months of purchase.  The imposition of this redemption fee may be waived by the Fund.  Redemption fees are paid directly into Fund assets to help cover the costs that short-term trading generates.  In addition, as described in more detail under “Distribution and Shareholder Servicing Plan,” the Fund has adopted the Rule 12b-1 Plan with respect to the Class I shares which permits the payment of up to 0.50% in distribution and shareholder servicing fees.  For the foreseeable future, however, the Fund has no intention of paying any distribution or shareholder servicing fees in connection with the Class I shares.

Class A Front-End Sales Charge Waivers and Reductions

Waivers for Certain Investors.  The following individuals and institutions may purchase Class A shares without any initial sales charge:

•

certain retirement plans, such as defined contribution, profit-sharing, pension, 401(k) (including SIMPLE 401(k)), 403(b), 457 and simplified employee pension (SEP) plans, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established from time to time by the Distributor;

•

persons who have taken a distribution from a retirement plan invested in Class A, Class C or Class I shares of the Fund, to the extent of the distribution, provided that the distribution is reinvested within 90 days of the payment date;

•

rollover IRAs that have been funded with distributions from retirement plans that offer the Fund as an investment option;

•

government entities that are prohibited from paying mutual fund sales charges;

•

certain employees of registered broker-dealers who have entered into a selling or service agreement with the Distributor and their spouses, children, grandchildren, and parents, in accordance with the internal policies and procedures of the employing broker-dealer;

•

owners of private accounts managed by Advisor who liquidate holdings in part or in whole in their private accounts and purchase Fund shares with the proceeds within 90 days of the liquidation;

•

trust companies investing $1 million or more for common trust or collective investment funds;

•

registered investment companies;

•

any person who purchases shares of the Fund with redemption proceeds from a money market fund, provided that this sales charge waiver is only available (i) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund, (ii) to the extent of the investment in the money market fund being redeemed and (iii) for one such purchase within 12 months of redemption;

•

wrap accounts or fee-in-lieu programs for the benefit of direct or indirect clients of registered broker-dealers having a selling or service agreement with the Distributor; and

•

any person who purchases shares of the Fund with redemption proceeds from the Kopp Total Quality Management Fund, provided that the proceeds are invested in the Fund within 12 months of the redemption.

Please contact your investment professional, the Distributor, or the Transfer Agent for more information on purchases at net asset value.

Reducing Sales Charges.  If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule:  you may (1) participate in the Fund’s Right of Accumulation (“ROA”) program or (2) execute a Letter of Intent (“LOI”).

•

Right of Accumulation.  You may combine your new purchase of Class A shares with shares currently owned in Class A and Class C for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  You may combine shares already held by you, your spouse, and your minor children or you and members of a “qualified group.”  A “qualified group” is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Fund shares at a discount, has more than ten members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investments in the Fund, and meets other uniform criteria that allows the Distributor to achieve cost savings in distributing shares of the Fund.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value at the Offering Price of all other shares you own.  To receive the ROA, at the time of purchase, you must give your investment professional, the Distributor, or the Transfer Agent sufficient information to determine whether the purchase will qualify for a reduced sales charge.

•

Letter of Intent.  By signing a LOI, you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of the Fund’s Class A shares.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time, the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrowed shares.  Any remaining escrowed shares will be released to you.  By signing the purchase application and checking the box labeled “Letter of Intent,” you grant to the Distributor a security interest in the escrowed shares and appoint the Distributor as attorney-in-fact to sell any or all of the escrowed shares to cover any additional sales charges if you do not fulfill your undertaking.  Signing a LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge.  For more information on the LOI, please contact your investment professional, the Distributor, or the Transfer Agent.  You may reach the Distributor or the Transfer Agent by calling 1-888-533-KOPP.

Class A and Class C CDSC Waivers

The primary purpose of the CDSC is to encourage long-term investing in the Fund.  Accordingly, the CDSC on Class A and Class C shares may be waived if, among other things:

•

the redemption results from the death or total and permanent disability of the shareholder which occurs after the purchase of the shares being redeemed;

•

the selling broker-dealer elects to waive receipt of a commission, if any, paid at the time of sale;

•

the redemption is a result of a forced redemption, a required minimum distribution or shareholder activity fees (fed wire fees, overnight fees, etc.); or

•

under special circumstances, the Fund reserves the right to waive any CDSC fee.

Class A and Class C Redemption Fees

If you sell or exchange your shares or your shares are involuntarily redeemed, and they have been held for 30 days or less, you will be subject to the Fund’s redemption fee, which is 2% of the amount redeemed.  The redemption fee applies to redemptions of $2,000 or more in Fund shares calculated at the then current value of the shares.  For this purpose, shares held the longest will be treated as being redeemed first and the shares held the shortest as being redeemed last.  The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by redeeming additional Fund shares held by you.  This redemption fee is paid to the Fund rather than to the Distributor or Advisor to help cover the costs that short-term trading generates.

The redemption fee, however, does not apply to:

•

Shares acquired through the automatic reinvestment of distributions;

•

Redemptions under regularly scheduled automatic withdrawal plans;

•

Redemptions from retirement accounts (i) of a mandatory distribution, (ii) within 30 days following the end of a plan “blackout period” in connection with a plan conversion or (iii) within 30 days of an automatic payroll deduction or employee contribution;

•

Redemptions in connection with the regularly scheduled automatic rebalancing of assets in retirement plans;

•

Distributions from retirement accounts due to death, disability, health or financial hardship; or

•

Involuntary redemptions resulting from failure to meet account minimums.

Certain intermediaries may not collect the Fund’s redemption fee on the Fund’s behalf from their customers’ accounts.  In addition, due to operational requirements, intermediaries’ methods for tracking and calculating the fee may differ in some respects from that of the Fund.  In addition, the redemption fee may not apply to certain types of accounts held through intermediaries, including:

•

Certain employer-sponsored retirement plans;

•

Certain broker wrap-fee and other fee-based programs;

•

Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and

•

Certain intermediaries that do not have or are not able to report to the Fund sufficient information to impose a redemption fee on their customers’ accounts.

You should contact your financial intermediary or refer to your retirement plan documents for more information on how the redemption fee may be applied to your shares.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee at its sole discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law.  In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Currently, the Fund may be limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Transfer Agent or by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of redemption, the Fund may not receive the redemption fee.  Further, if Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee.  However, the Fund, Advisor, the Transfer Agent and the Distributor will make every attempt to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  See “Market Timing Trading Policy.”

Distribution and Shareholder Servicing Plan

The Fund has adopted the Rule 12b-1 Plan with respect to each class of shares.  Under the terms of the Rule 12b-1 Plan, the Class A and Class I shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis).  Payments under the Rule 12b-1 Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee.  The Fund currently has no intention of paying any Rule 12b-1 fees in connection with the Class I shares.  The Rule 12b-1 Plan also provides that the Class C shares may be required to pay the Distributor (i) a distribution fee of up to 0.75% of the average daily net assets of the Fund attributable to such class (computed on an annual basis) and (ii) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund attributable to such class (computed on an annual basis).  The Fund currently intends to make payments under the Rule 12b-1 Plan with respect to the Class C shares to the maximum extent allowable under the Rule 12b-1 Plan.  Because Rule 12b-1 fees are paid out of the Fund’s net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost you more than paying other types of sales charges.

Investing Through Financial Intermediaries

Although Fund share transactions may be made directly through the Transfer Agent with no charges other than those described in this Prospectus, you may also purchase, exchange or redeem Fund shares through a financial intermediary, such as a bank, trust company or certain broker-dealers, that have policies different from the Fund’s.  If you own or are considering purchasing shares through a financial intermediary, your ability to purchase, exchange or redeem shares may depend in part on the policies of that entity.  Some policy differences may include additional fees and charges and a cutoff time for the placement of investments.  Persons who invest in the Fund through intermediaries may receive a lower total return than persons who invest in the Fund directly.

For example, financial intermediaries may charge their customers a transaction, processing, or service fee in connection with the purchase or redemption of fund shares.  The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the applicable fund prospectus and statement of additional information.  These fees are retained by the intermediary and are not shared with the Fund, Advisor or the Distributor.  Please contact your financial intermediary for a complete description of its policies, including specific information about additional fees and charges.

Certain financial intermediaries perform recordkeeping and administrative services for their customers that would otherwise be performed by the Transfer Agent.  These services may include, among other things, sub-accounting services, transfer agent services, answering inquiries relating to the Fund and transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications regarding the Fund.  In some circumstances, the Fund may directly pay the intermediary for performing such services.  However, the Fund will not pay more for these services through intermediary relationships than it would pay the Transfer Agent in aggregate fees and expenses if the intermediaries’ customers were direct shareholders of the Fund.  Advisor may pay the intermediary amounts in excess of such limitations out of its own resources or the Distributor may compensate the intermediary for such services, and, if permissible, may be reimbursed under the Rule 12b-1 Plan.  From time to time, Advisor or the Distributor may enter into revenue sharing arrangements with brokers or other financial intermediaries.  Such payments will be made from Advisor’s or the Distributor’s own resources and will not increase costs to the Fund.  The Distributor may be reimbursed for such payments, if permissible, under the Rule 12b-1 Plan. The amounts of these payments to intermediaries may be significant and may create an incentive for the intermediary or its employees or associated persons to recommend or sell shares of the Fund to you.  These payments are not reflected in the “Fees and Expenses of the Fund” table because they are not paid by the Fund.  You can ask your financial representative for information about any payments it receives from Advisor or the Distributor and from the Fund.

The Fund has authorized certain financial intermediaries to accept orders on its behalf.  Contracts with these intermediaries require them to track the time investment orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the intermediary before the time the net asset value is determined to receive that day’s share price.  If those orders are transmitted to the Transfer Agent and paid for in accordance with the contract, they will be priced at the net asset value next determined after the request is received in the form required by the intermediary.

Buying Shares

Opening an Account.  Before opening an account and investing in Fund shares, you should contact your investment professional.  Then, you should:

(1)

Read this Prospectus carefully.

(2)

Determine how much you would like to invest.  The minimum initial investment requirements are:

(a)

Class A and Class C shares:

• Non-retirement account:	$5,000

• Retirement account:	$2,000

• Coverdell Education Savings Accounts (“CESAs”) and “deemed” IRAs:	$2,000

• Subsequent investments:	$100 or more

• Automatic Investment Plan: (to maintain the plan, you must invest at least $50 per month)	$3,000

(b)

Class I shares:

• All accounts:	$5 million

• Subsequent investments:	No minimum

The Fund may change or waive these minimums at any time.

(3)

Complete the appropriate parts of the account application, carefully following the instructions.

Please note that your application will be returned if any information is missing.  If you have questions, please contact your investment professional or the Fund at 1-888-533-KOPP.  Account applications will be accepted by the Distributor, the Transfer Agent or investment professionals who have entered into a selling or service agreement with the Distributor.

(4)

Make your initial investment, and any subsequent investments, following the instructions set forth below.

Important information about procedures for opening a new account.  The Fund is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, when you open an account, the Fund is required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Fund to identify you.  The Fund may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you.  In the event the Fund is unable to verify your identity from the information provided, the Fund may, without prior notice to you, close your account within five business days and redeem your shares at the net asset value next determined after the account is closed, minus any applicable sales charge.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Fund and the Distributor are not liable for fluctuations in value experienced as a result of such delays in processing.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other action.

You may open an account by completing an account application and paying for your shares by check or wire. You may also open an account using the Fund’s exchange privilege, which is discussed in detail in the SAI.  An exchange is a taxable transaction.  All new account applications should be given to your investment professional or forwarded to the Distributor or the Transfer Agent, whose addresses appear on the inside back cover page of this Prospectus.  If your application is accepted, your shares will be bought at the next Offering Price or at net asset value, as applicable, computed after the Transfer Agent receives your purchase order in good order.  See “Valuation of Fund Shares.”  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  If you use an investment professional, it is his or her responsibility to transmit your order to buy shares to the Transfer Agent in good order before the close of business on the day you place your order.  A confirmation indicating the details of each purchase transaction will be sent to you promptly.  Shares of the Fund have not been registered for sale outside of the United States.

By check

•

Make out a check for the investment amount, payable to “Kopp Emerging Growth Fund.”  Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan or credit union.  The Fund will not accept cash, third-party checks, U.S. Treasury checks, travelers checks, starter checks, credit cards or money orders.  In addition, cashier’s checks in amounts less than $10,000 are not accepted under the Transfer Agent’s anti-money laundering policies.

•

You may be charged a transaction, processing or service fee and/or other fees or charges in addition to the sales charge with respect to shares sold by certain broker-dealers.  Ask your investment professional about these charges.  See “Investing Through Financial Intermediaries.”

•

If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.

•

All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  The Fund reserves the right to decline to accept a purchase application in whole or in part.

By wire

•

Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA Number 0750-00022

Credit:

U.S. Bancorp Fund Services, LLC

Account 112-952-137

Further credit:

Kopp Emerging Growth Fund

(class of shares being purchased)

(shareholder account number)

(shareholder name/account registration)

•

Contact the Fund by calling 1-888-533-KOPP to make arrangements with a telephone representative to send in your completed application via facsimile.  Within 24 hours of the faxed application, a telephone representative will provide you with an account number and the wiring instructions.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing net asset value (or Offering Price).

•

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Adding to an Account.  You may add to your account by check or wire.  You may also add to your account using the Fund’s exchange privilege.  Please see the SAI for more information.  A confirmation indicating the details of each subsequent purchase transaction will be sent to you promptly.

By check

•

Make out a check for the investment amount, payable to “Kopp Emerging Growth Fund.”  Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan or credit union.  The Fund will not accept cash, third-party checks, U.S. Treasury checks, travelers checks, starter checks, credit cards or money orders.  In addition, cashier’s checks in amounts less than $10,000 are not accepted under the Transfer Agent’s anti-money laundering policies.

•

Fill out the detachable investment slip from an account statement or send a note specifying your account number and the name(s) in which the account is registered.

•

Deliver the check and your investment slip or note to your investment professional, the Distributor or the Transfer Agent.

By wire

•

For additional investments by wire, please contact the Transfer Agent at 1-877-833-7114 prior to sending your wire.  This will alert the Fund to your intention, will allow confirmation of the wire instructions, and will ensure proper credit when your wire is received.

Automatic Investment Plan.  The Automatic Investment Plan (the “AIP”) is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval.  By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Because dollar-cost averaging involves continuous investment in Fund shares regardless of price fluctuations, you should consider your ability to continue to purchase shares through periods of low price levels.  A program of regular investment cannot ensure a profit or protect against a loss from declining markets.  The AIP allows you to make regular, systematic investments in Class A or Class C shares of the Fund from your bank checking account.  The minimum initial investment for investors using the AIP is $3,000.  Please refer to the SAI for instructions as to how you may establish the AIP for your account, or call 1-888-533-KOPP.

Market Timing Trading Policy.  Depending on various factors, including the size of the Fund, the amount of assets Advisor typically maintains in cash or cash equivalents and the dollar amount, number and frequency of trades, short-term or excessive trading into and out of the Fund, generally known as market timing, may harm all shareholders by disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  The Fund has policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may reject a purchase request, including an exchange, from an investor who, in Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  For these purposes, Advisor may consider an investor’s trading history in the Fund and other series of Kopp Funds, Inc.  In applying its Market Timing Policy, the Fund and Advisor seek to treat all shareholders alike (i.e., preferential treatment to any shareholder is prohibited).  Accordingly, the Fund, Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces its Market Timing Policy through:

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any instances of suspected market timing;

•

monitoring trade activity;

•

termination of a shareholder’s purchase and/or exchange privileges; and

•

the imposition of redemption fees.

A redemption fee will not be imposed on certain redemptions, as outlined under the heading “Your Account – Class A and Class C Redemption Fees.”  There are also circumstances involving accounts held through intermediaries in which a redemption fee may not be imposed, also as outlined under the heading noted above.  The same analysis used to determine whether a redemption fee will apply is used to determine whether to terminate a shareholder’s purchase and/or exchange privileges.  As previously noted, it is the intent of the Fund to apply the Market Timing Policy to all shareholders on the same basis.

While the Fund seeks to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange or redemption orders to the Fund on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Fund, Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Investing in the Fund Through IRAs.  Shares of the Fund may be purchased by traditional IRAs, Roth IRAs, CESAs, and “deemed” IRAs.  The maximum annual dollar contribution limit for traditional IRAs and Roth IRAs is $4,000 for 2006 through 2007, and $5,000 for 2008 (after 2008, the limit is adjusted for inflation in $500 increments).  In addition, individuals who reach age 50 before the end of the tax year may make additional “catch-up” contributions to their traditional IRAs or Roth IRAs, in excess of the otherwise-applicable maximum contribution limits, of up to $1,000 for 2006 and thereafter.  The maximum annual contribution limit for CESAs is $2,000.  The maximum annual dollar contribution limit for a “deemed” IRA is the same as the corresponding maximum annual contribution limit for a traditional IRA or a Roth IRA.  A “deemed” IRA is a traditional IRA or Roth IRA (i) funded with voluntary employee contributions and (ii) established, effective for any plan year beginning on or after January 1, 2003, as a separate account or annuity under a Code Section 401(a) qualified plan, a Section 403(a) qualified annuity plan, a Section 403(b) tax-sheltered annuity arrangement, or a Section 457(b) eligible governmental deferred compensation plan.

Redeeming or Selling Shares

To Redeem or Sell Some or All of Your Shares.  Generally, you may sell or request redemption of part or all of your Fund shares at any time.  The price per share will be the net asset value next computed (less the redemption fee or CDSC, if applicable) after your redemption request is received in good order by the Transfer Agent.  See “Valuation of Fund Shares.”  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  If you use an investment professional, it is his or her responsibility to transmit your order to sell shares to the Transfer Agent in good order before the close of business on the day you place your order.  The Fund normally will mail your redemption proceeds within one or two business days and, in any event, no later than seven days after receipt by the Transfer Agent of a redemption request in good order.  However, the Fund may hold payment until investments that were made by check, telephone or pursuant to the AIP have been collected (which may take up to 12 calendar days from the initial investment date).  Redemptions may be made by written request or telephone.  You may also redeem shares using the Fund’s exchange privilege, as discussed in the SAI.  An exchange is a taxable transaction.

By written request

•

Write a letter of instruction relating to the Kopp Emerging Growth Fund.  Include your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•

Include all signatures and any additional documents that may be required.  See “Redeeming or Selling Shares-Special Situations.”

•

Forward the materials to the Transfer Agent.

•

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By telephone

•

Fill out the “Telephone Redemption” section of your new account application.

•

To place your redemption request, please call 1-888-533-KOPP.

•

Redemption requests by telephone are available for redemptions of $1,000 to $75,000.  Redemption requests for less than $1,000 or more than $75,000 must be in writing.

•

Proceeds redeemed by telephone will be mailed to your address, wired to your bank of record as shown on the records of the Transfer Agent, or via electronic funds transfer through the Automated Clearing House (ACH) network to your predetermined bank account.  In order to have your proceeds sent by ACH, your financial institution must be an ACH member.  You do not incur any charge for an electronic funds transfer; however, credit may not be available for two days.

•

To arrange for telephone redemptions after an account has been opened or to change the bank, account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account, with the signatures guaranteed.  Further documentation may be requested from corporations, executors, administrators, trustees and guardians.  See “Redeeming or Selling Shares-Special Situations.”

•

To reduce the costs associated with market timing, the Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

•

Once you place a telephone redemption request, it cannot be canceled or modified.

•

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone.  Accordingly, you bear the risk of loss.  However, the Fund will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephonic transactions and sending written confirmation of such transactions to investors.

•

You may experience difficulty in implementing a telephone redemption during periods of sudden economic or market changes.  If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

By wire

•

Fill out the “Telephone Redemption” section of your new account application.

•

To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, please call 1-888-533-KOPP.

•

Redemption requests by telephone that are to be transmitted via wire transfer are available for redemptions of between $1,000 and $75,000.  Redemption requests for less than $1,000 or more than $75,000 must be in writing.

•

Funds will be wired on the next business day.  A $15 fee will be deducted from your account.

By Systematic Withdrawal Plan

•

If you own shares with a value of $1,000 or more, you may participate in the Systematic Withdrawal Plan.  The Fund’s systematic withdrawal option allows you to remove money automatically from your Fund account on a periodic basis.  The minimum systematic withdrawal amount is $50.  To select the systematic withdrawal option, you must check the appropriate box on the New Account Application.  For further details about this service, see the New Account Application or call the Transfer Agent at 1-888-533-KOPP.

Special Situations.  If you are acting as an attorney-in-fact for another person, or as a trustee or on behalf of a corporation, additional documentation may be required in order to effect a redemption.  Questions regarding such circumstances may be directed to your investment professional, or to the Transfer Agent by calling 1-888-533-KOPP.

A signature guarantee will be required in the following circumstances:

•

for all redemptions of $75,000 or more from any shareholder account;

•

if ownership is changed on your account;

•

when redemption proceeds are sent to other than the registered owner(s) at the address of record;

•

any redemption transmitted by federal wire transfer to a bank other the bank of record on your account;

•

if an “address change request” was received by the Transfer Agent within the last 30 days and you are trying to perform a redemption to the address of record;

•

to arrange for telephone redemptions after an account has been opened; and

•

to change bank information on your account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Redemptions in Kind.  The Fund reserves the right to redeem in kind (i.e., in securities or assets other than cash) any redemption request or requests during any 90-day period in excess of the lesser of (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed.  See the SAI for more information.

IRAs.  Shareholders who have an IRA (whether a traditional, CESA or “deemed” IRA) or other retirement plan must indicate on their redemption requests whether or not to withhold federal income taxes.  Redemption requests failing to indicate an election will be subject to withholding.

Termination of Accounts.  Your account may be terminated at any time by the Fund if, after a redemption of shares in your account, the value of the remaining shares in the account falls below $1,000.  A check for the proceeds of redemption will be sent to you within seven days of the actual redemption.  The Fund will not charge a CDSC or a redemption fee in the event of a forced redemption.

Fee for Special Services.  The Fund may charge a fee for special services, such as providing shareholders with systematic withdrawals, networking or shareholder services, historical account statements or overnight delivery.  Your broker-dealer may also charge you a fee for special services such as certain networking arrangements or providing shareholder or regulatory communications.  See “Investing Through Financial Intermediaries.”

VALUATION OF FUND SHARES

The price of Fund shares is based on the Fund’s net asset value (“NAV”), which is calculated using the market price method of valuation.  NAV is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  The Fund does not determine NAV on days the NYSE is closed for trading.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.  A share’s NAV is the current value of the class’ assets, minus any class liabilities, divided by the number of shares outstanding in the class.

((Sidebox))

Good order means that you have included all required documentation along with any required signature guarantees.

Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Board of Directors.  The Board of Directors has appointed a Valuation Committee of Advisor to make determinations of fair value, which determinations are reported to the full Board of Directors at its next regular meeting.  Fair value pricing is used when a market quote for a security is not readily available or deemed to be accurate by Advisor.  In the event fair value pricing is used, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of the security.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files its complete portfolio schedules for the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its complete portfolio schedules for the second and fourth fiscal quarters with the SEC on Form N-CSR within 70 days after the end of the quarter.  The Fund also discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Fund’s top ten portfolio holdings, with position size and percentage of total portfolio data, are published monthly, within three to ten days after the end of the month, on http://www.koppfunds.com.  The Fund’s administrator delivers the Fund’s complete portfolio schedule to various rating and ranking organizations on a quarterly basis, between the 5th and 10th business day of the month following the quarter end.  In addition, the portfolio holdings of the Fund are disclosed to Lipper on a monthly basis by the 10th calendar day of the month.  A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from the Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to “qualified dividend income” eligible for the reduced rate of tax on net long-term capital gains.  Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15%.

Distributions of investment company taxable income and net capital gains, if any, are usually made in November or December.  You will be informed annually as to the amount and nature of all distributions paid during the prior year.  Such distributions may also be subject to state or local taxes.  If you buy shares of the Fund when it has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.  If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Please note that the objective of the Fund is capital appreciation, not the production of income.  You should measure the success of your investment by the value of your investment at any given time and not necessarily by the distributions you receive.  Because of its investment objective, the Fund expects that its distributions will consist primarily of long-term capital gains.

You generally will recognize taxable capital gain or loss on a sale, exchange or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for your shares on the sale, exchange or redemption.  Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain that you received with respect to those shares.

All distributions of investment company taxable income and net capital gains will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that your distributions be paid in cash.  If you elect to receive distributions in cash and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund until the Fund receives an updated address from you.  The election to receive distributions in cash or reinvest them in shares may be changed by writing to the Fund at Kopp Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Such notice must be received at least ten days prior to the record date of any distribution.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, local or foreign tax considerations applicable to you.  Please see the SAI for more information.  You are urged to consult your own tax advisor.

ADDITIONAL INFORMATION

INVESTMENT ADVISOR

Kopp Investment Advisors, LLC

7701 France Avenue South, Suite 500

Edina, Minnesota  55435

DISTRIBUTOR

Centennial Lakes Capital, LLC

7701 France Avenue South, Suite 500

Edina, Minnesota  55435

CUSTODIAN

U.S. Bank, N.A.

P.O. Box 701

Milwaukee, Wisconsin  53201-0701

TRANSFER AGENT AND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

For regular mail deliveries, use:

Kopp Funds, Inc.

Kopp Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

P.O. Box 701

Third Floor

Milwaukee, Wisconsin  53201-0701

Milwaukee, Wisconsin  53202-5207

The SAI contains detailed additional information about the Fund.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  These reports provide a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the preceding fiscal year or semi-annual period, as appropriate.  You may receive the SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports free of charge; request other information about the Fund; and make shareholder inquiries by contacting the Fund at the address, toll-free telephone number, facsimile number or website noted on the cover page of this Prospectus.  The documents referenced above may also be obtained from certain financial intermediaries.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet website located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The Fund’s 1940 Act File Number is 811-8267.

PROSPECTUS

January 30, 2006

[Logo]

Kopp Funds, Inc.

Kopp Total Quality Management Fund

7701 France Avenue South, Suite 500

Edina, Minnesota  55435

Telephone:  1-888-533-KOPP

Facsimile:  1-952-841-0411

Website:  www.koppfunds.com

The investment objective of the Kopp Total Quality Management Fund (the “Fund”) is long-term capital appreciation.  The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that Kopp Investment Advisors, LLC (“Advisor”) determines have implemented a quality management system.  The Fund is a long-term investment, intended to complement your other investments.

This Prospectus contains information you should consider before you invest in the Fund.

Please read it carefully and keep it for future reference.

____________________

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

___________________

•	Not FDIC-Insured
•	No Bank Guarantee
•	May Lose Value

HIGHLIGHTS

3

FEES AND EXPENSES OF THE FUND

6

INVESTMENT OBJECTIVE

7

PRINCIPAL INVESTMENT STRATEGY

7

IMPLEMENTATION OF INVESTMENT OBJECTIVE

8

FINANCIAL HIGHLIGHTS OF THE FUND

10

FUND MANAGEMENT AND DISTRIBUTION

11

YOUR ACCOUNT

12

VALUATION OF FUND SHARES

24

PORTFOLIO HOLDINGS DISCLOSURE POLICY

24

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

25

ADDITIONAL INFORMATION

26

You should rely only on the information contained in this document and the Fund’s Statement of Additional Information (the “SAI”).  We have not authorized anyone to provide you with information that is different.  This Prospectus is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

HIGHLIGHTS

èWhat is the objective of the Fund?

The Fund’s objective is long-term capital appreciation.

èWhat is the Fund’s principal investment strategy?

The Fund’s principal strategy is to invest in common stocks of companies generally included in the S&P 500 Index that have implemented a quality management system (“QMS”), as determined by Advisor.  QMS is a management philosophy where a company undertakes a systematic process of evaluating its business practices and engages in a continuous effort to improve its operations throughout the organization.  The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks included in the Q-100® Index.  The Q-100® Index generally consists of 100 companies included in the S&P 500 Index, selected based on QMS criteria.  The Fund seeks to exceed, before expenses, the total return of the S&P 500 Index.  This is primarily a large-cap strategy.

In order to determine whether a company is suitable for inclusion in the Q-100® Index or for investment by the Fund, Advisor uses qualitative and quantitative techniques to determine the company’s composite quality score (“CQS”).  When determining a company’s CQS, Advisor currently considers up to seven categories of criteria, each with a unique set of indicators.  Advisor selects companies that have high CQSs relative to other companies in the same or similar economic sectors and industry groups within the S&P 500 Index.  Due to changes in index composition, up to 20% of the Fund’s net assets may be invested outside of the S&P 500 Index or the Q-100® Index.  In addition, for temporary defensive purposes, the Fund may invest in money market instruments or other fixed-income securities, or retain cash or cash equivalents.

èWhat are the principal risks of investing in the Fund?

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s focus on investments in companies that implement QMS principles and practices or that are included in the Q-100® Index will provide a greater return than investments in other companies.  The price of your shares in the Fund will fluctuate and may, at redemption, be worth less than your initial purchase price – accordingly, you may lose money on your investment.  Stock values can decline for an extended period of time.  Advisor makes no attempt to time the market.

Among the principal risks that could adversely affect the value of the Fund’s shares and the return on your investment are the following:

• Market Risk:

The market value of a security will fluctuate, sometimes rapidly and unpredictably, due to sector rotation or other economic or market trends.  In addition, market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s style, the Fund’s gains may not be as large as, or its losses may be larger than, other equity funds using different investment styles.

• Management Risk:	Advisor may simply do a poor job of selecting stocks for the Fund.

• Large Company Stock Risk:	Stocks of large companies, such as many of the companies represented in the S&P 500 Index, occasionally go through cycles of doing worse than the stock market in general or other types of investments.

• Investment Style Risk:

Information that could be beneficial to the measurement of a QMS may not be publicly available.  Advisor may use estimates or other data as a proxy – such proxy data may be subject to error.  While an evaluation structure is followed, much of the evaluation is subjective.  Individual stocks selected for the Q-100® Index or the Fund may be more or less successful than the average stock in the S&P 500 Index.  A QMS may not translate into stock performance expected by Advisor.  Implementation of a QMS generally takes an extended period of time to be reflected, if at all, in a company’s stock price.  Companies adopting a QMS approach, or that are included in the Q-100® Index, may not be best positioned for growth or may be unable to withstand economic downturns.

For a more detailed description of specific risks that are inherent to the Fund’s investment strategy, see “Implementation of Investment Objective.”

èIs an investment in the Fund appropriate for me?

The Fund may be suitable for long-term investors only.  It is not a short-term investment vehicle.  An investment in the Fund may be appropriate if you:

•

seek long-term capital appreciation;

•

seek a mutual fund for the equity portion of your portfolio;

•

have no immediate financial requirements for this investment; and

•

are willing to accept volatility.

The Fund is designed for investors who have the financial ability to undertake greater risk in exchange for the potential to realize greater financial gains in the future.  The Fund should be used in a program of diversified investing and not as a complete investment program.

èPerformance History

The Fund was created to acquire the assets, and assume the liabilities, of General Securities, Incorporated, an open-end management investment company in operation since 1951 (the “GSI Fund”).  This acquisition, which involved the issuance of Class I shares of the Fund to the shareholders of the GSI Fund in exchange for the GSI Fund’s assets and liabilities, was effected at the close of business on September 30, 2004 (the “Acquisition”).  Accordingly, the Class I shares of the Fund represent the successor to the GSI Fund.  As a result, the following return information for Class I shares for periods prior to October 1, 2004 was derived from the performance records of the GSI Fund.  The equity-scoring investment strategy of the GSI Fund has evolved over time, and thus past performance may not reflect results correlating to consistent use of the current methodology.  Class A and Class C shares commenced operations at the close of business on September 30, 2004.

The return information provided in the bar chart and tables below illustrates how the Fund’s performance can vary, which is one indication of the risks of investing in the Fund.  The information shows changes in the Fund’s performance from year to year over a ten-year period and shows how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) is not necessarily indicative of future returns.

Class I Shares Calendar Year Total Returns	Class I Shares Best and Worst Quarterly Performance 1/1/96 to 12/31/05
	Best Quarter Return	Worst Quarter Return
	[26.35% (4th quarter, 1999)]	[(21.71)% (4th quarter, 2000)]

The Fund’s after tax returns for the Class I shares as shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund.  The Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold the Fund shares at the end of the period and, thus, do not have any taxable gain or loss on your investment in shares of the Fund.  The Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.  The after tax returns are calculated using the highest historical individual federal marginal income tax rate in effect and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Your actual after tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”), this information does not apply to your investment because such accounts are only subject to taxes upon redemption.  After tax returns for the Fund’s Class A and Class C shares will vary from those shown for the Class I shares.

Average Annual Total Returns as of December 31, 2005(1)

Class/Index	One Year	Five Years	Ten Years	Since Inception
Class A(2) (load adjusted)
Return Before Taxes	__%	N/A	N/A	__%
S&P 500 Index(3)
(reflects no deduction for fees, expenses or taxes)	__%	N/A	N/A	__%
Class C(2) (load adjusted)
Return Before Taxes	__%	N/A	N/A	__%
S&P 500 Index(3)
(reflects no deduction for fees, expenses or taxes)	__%	N/A	N/A	__%
Class I(2)
Return Before Taxes	__%	__%	__%	N/A
Return After Taxes on Distributions	__%	__%	__%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	__%	__%	__%	N/A
S&P 500 Index(3)
(reflects no deduction for fees, expenses or taxes)	__%	__%	__%	N/A

_______________

(1)

Quoted returns assume reinvestment of all distributions (in the case of after-tax returns, reinvested net of assumed taxes).

(2)

The Class A, Class C and Class I shares commenced operations on September 30, 2004.

(3)

The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices of large-capitalization U.S. companies.  Each class of shares compares its performance to that of the S&P 500 Index.  Because the Class I shares commenced operations at a time different than the Class A and Class C shares, the S&P 500 Index figures will be different for the Class I shares.

As previously noted, the returns presented above for periods prior to October 1, 2004 are for the GSI Fund, which is the predecessor of the Fund’s Class I shares.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Annual Fund Operating Expenses table and example shown below are based on expenses incurred during the Fund’s fiscal year ended September 30, 2005.  Please keep in mind that as a result of changing market conditions, total asset levels and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%(1)	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of amount redeemed)	1.00%(2)	1.00%(3)	None
Redemption fee (as a percentage of amount redeemed)	2.00%(4)	2.00%(4)	2.00%(5)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(6)

Management fees	1.00%	1.00%	1.00%
Distribution and shareholder servicing (12b-1 fees)(7)	0.35%	1.00%	None
Other expenses(8)	0.86%	0.86%	0.88%
Less: waiver and/or reimbursement	(0.71)%(9)	(1.36)%(9)	(0.38)%(9)
Total annual Fund operating expenses	1.50%	1.50%	1.50%

_______________

(1)

This sales charge is the maximum applicable to purchases of Class A shares.  You may not have to pay this sales charge because waivers and reduced sales charges are available.  See “Your Account-Class A Shares.”

(2)

A contingent deferred sales charge (“CDSC”) of up to 1% may be imposed on redemptions of certain Class A shares which were purchased without a sales charge and redeemed within 24 months of purchase.  See “Your Account-Class A Shares.”

(3)

A CDSC of up to 1% may be imposed on redemptions of certain Class C shares that are redeemed within 12 months of purchase.  See “Your Account-Class C Shares.”

(4)

A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within 30 days of purchase.  The fee is retained by the Fund and generally withheld from redemption proceeds.  If you redeem shares by wire, you will be charged a $15 service fee.  See “Your Account-Class A and Class C Redemption Fees” and “Your Account-Redeeming or Selling Shares.”

(5)

A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class I shares made within 24 months of purchase.  This fee is retained by the Fund and generally withheld from redemption proceeds.   This fee will be waived for 24 months from the inception of the Fund for former GSI Fund shareholders who became Class I shareholders as a result of the Acquisition.  If you redeem shares by wire, you will be charged a $15 service fee.  See “Your Account-Class I Shares” and “Your Account-Redeeming or Selling Shares.”

(6)

Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions.  As a result, they do not appear on your account statement, but instead reduce the amount of total return you receive.

(7)

The distribution and shareholder servicing fees applicable to Class A shares are currently set at 0.35%; however, the Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan (the “Rule 12b-1 Plan”) that allows the Fund to pay up to 0.50% in these fees.  The distribution and shareholder servicing fees applicable to Class C shares under the Rule 12b-1 Plan are 1.00%, which is the amount currently being paid by the Fund.  Further, while the Fund currently has no intention of paying any distribution or shareholder servicing fees for the Class I shares, the Rule 12b-1 Plan allows the Fund to pay up to 0.50% in these fees.  For information relating to the Rule 12b-1 Plan, see “Your Account-Distribution and Shareholder Servicing Plan.”

(8)

“Other expenses” include custodian, administration, transfer agency and other customary Fund expenses.

(9)

Through September 2006, Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent such fees or expenses would cause the total annual operating expenses of any class of shares of the Fund to exceed 1.50% of the average daily net assets of the respective class.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that all dividends and capital gains distributions are reinvested, your investment has a 5% return each year and the Fund’s total annual operating expenses (net of waivers/reimbursements, as applicable) remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Class A(1)	$497	$951	$1,431	$2,752
Class A(2)	$253	$623	$1,120	$2,489
Class C(2)	$253	$757	$1,388	$3,087
Class I(3)	$360	$554	$ 981	$2,170

_____________

(1)

Only the 3.50% maximum sales charge is reflected in the example.

(2)

A 1% CDSC is reflected in the example.

(3)

A 2% redemption fee is reflected in the example.

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A(1)	$497	$951	$1,431	$2,752
Class A(2)	$153	$623	$1,120	$2,489
Class C	$153	$757	$1,388	$3,087
Class I	$153	$554	$ 981	$2,170

_____________

(1)

A 3.50% maximum sales charge is reflected in the example.

(2)

The 3.50% maximum sales charge is not reflected in the example.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.  The investment objective of the Fund is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.

PRINCIPAL INVESTMENT STRATEGY

Advisor seeks to accomplish the Fund’s investment objective by investing primarily in common stocks of companies included in the S&P 500 Index that have implemented a QMS.  Consistent with that investment objective, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that are in the Q-100® Index.  The Fund will not make any change in the preceding investment policy without first providing shareholders of the Fund with at least 60 days’ notice thereof.  The Fund may also invest in companies that are not in the Q-100® Index; however, such other companies will be selected based on the QMS criteria described below.  Because the Q-100® Index consists of common stocks generally included in the S&P 500 Index, the Fund invests primarily in large-capitalization companies without an emphasis on either value or growth stocks.

The Q-100® Index generally consists of 100 companies that are part of the S&P 500 Index.  To determine whether a company is suitable for inclusion in the Q-100® Index or for an investment by the Fund, Advisor uses qualitative and quantitative techniques to determine a company’s CQS.  When determining a company’s CQS, Advisor currently considers up to seven categories of criteria, each with a unique set of indicators, which are combined to yield a CQS.  The seven categories are:  (1) leadership, (2) strategic planning, (3) customer and market focus, (4) measurement, analysis and knowledge management, (5) human resources, (6) process management and (7) business results.  The last category, business results, is given the most weight in the determination of CQS.  Each of the seven categories is loosely based upon the categories outlined in the “Criteria for Performance Excellence,” which is published every year by the Baldrige National Quality Program and the National Institute of Standards and Technology.  These categories and their criteria may change from time to time as concepts of quality measurement evolve.  Advisor seeks to use indicators which, in its judgment, are consistent with principles and practices of quality oriented organizations and fairly represent one or more of the seven categories.  The indicators for each category come from several sources, including reports published by companies and reports from various organizations that Advisor believes are knowledgeable about QMS practices.  Reports may include announcements made by companies that have won quality-oriented awards or other information that identifies a company as actively using one or more of the components of QMS.  As a result of this evaluation, Advisor develops a score, which is principally subjective, as to the level of commitment a company has to QMS principles and practices, the extent of the company’s deployment of those principles and practices and the degree to which the company has succeeded in the market.

The Q-100® Index consists of companies with high CQSs relative to other companies in the same or similar economic sectors and industry groups within the S&P 500 Index.  The companies in the Q-100® Index are then weighted by economic sector and industry group to represent the approximate weightings in the S&P 500 Index, subject to some variation.

Once an investment in a company is made by the Fund, Advisor continues to monitor, review and evaluate the company’s performance.  If a company is dropped from the S&P 500 Index or if it is determined that its CQS has fallen or otherwise has ceased to meet performance expectations, Advisor’s policy is to sell its shares in that company and replace them with shares of common stock of a company that has an acceptable CQS and that, upon purchase, would help the Fund maintain its diversification criteria relative to the S&P 500 Index.  An investment in cash or cash equivalents by Advisor will be made or maintained to facilitate the buying and selling of positions within the portfolio and to minimize the impact of redemptions from the Fund.  Such buying and selling is not expected to significantly impact the Fund’s turnover rate.  Advisor does not attempt to time the market by engaging in active and frequent trading of the Fund’s securities to achieve its principal investment strategy.  Typically, assessment of relative CQS ranking takes place annually.

IMPLEMENTATION OF INVESTMENT OBJECTIVE

In implementing its investment objective and in addition to any other risks of investing in the Fund described in this Prospectus and the SAI, the following specific risks are inherent to the Fund’s investment strategy.

QMS Strategy

Companies that have either implemented or are implementing the QMS approach, or that are included in the Q-100® Index, may not be best-positioned for growth and may be unable to weather economic downturns.  In addition, the QMS practices may not necessarily translate into the stock performance that Advisor expects or that satisfies the Fund’s investment objective of long-term capital appreciation.  In attempting to achieve the Fund’s investment objective, the Fund may invest in stocks of companies that Advisor believes have earnings that will grow faster than the economy as a whole or that Advisor considers inexpensive and undervalued.  If Advisor’s assessment of the prospects for the company’s growth or future appreciation in value is wrong, the price of that company’s stock may fail to appreciate in the manner that Advisor expects, thereby adversely affecting the Fund’s performance.  Also, Advisor may select companies that are not firmly or successfully following QMS practices.  The implementation of QMS practices generally takes an extended period of time to be reflected in a company’s stock price, if at all.

Common Stocks

Common stock represents an ownership interest in a company.  A company’s stock price may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for its products or services, or because of factors affecting not just the company, but most companies in its industry or in a number of industries, such as increases in production costs.  The company’s stock price may also be affected by changes in financial markets that may be unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  Accordingly, the company’s stock price may fluctuate more than the price of its bonds or other debt in response to actual or perceived changes in the company’s financial condition or prospects.  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.  Also, it is possible that return from the large-capitalization stocks that the Fund primarily invests in will underperform relative to the overall stock market.  Consequently, a fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in its share price than a fund that invests a significant portion of its assets in fixed-income securities.

Stock Market Volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Different parts of the market can react differently to these developments.  Such market fluctuations may cause the stock prices of the companies in which the Fund invests to fall regardless of their performance, thereby adversely affecting the Fund’s performance and total return.  In addition, market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor with the market.  If the market is not favoring the Fund’s style, the Fund’s gains may not be as large as, or its losses may be larger than, other equity funds that use different investment styles.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owing the underlying securities directly, it may be more costly to own an ETF.

Temporary Strategies

In order to retain the flexibility to respond promptly to adverse market and related conditions, the Fund may hold cash and/or invest all or a portion of its assets in money market instruments, which are fixed-income securities issued by private and governmental institutions.  It is impossible to predict when or for how long Advisor may employ these strategies for the Fund.  To the extent the Fund engages in any of these temporary defensive strategies, the Fund’s ability to achieve its investment objective may be diminished.

FINANCIAL HIGHLIGHTS OF THE FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a single Fund share outstanding for the entire period.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions and excluding sales charges).  The financial highlights for the year ended September 30, 2005 have been audited by PricewaterhouseCoopers LLP (“PwC”).  The financial highlights for each of the periods ended September 30, 2004 and prior were audited by other auditors whose report dated November 8, 2004 expressed an unqualified opinion on those financial highlights.  PwC’s report, together with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Year Ended September 30, 2005			Dec. 1, 2003 through Sept. 30, 2004(6)	Year Ended Nov. 30, 2003(6)	Year Ended Nov. 30, 2002(6)	Year Ended Nov. 30, 2001(6)	Year Ended Nov. 30, 2000(6)
	Class A(4)	Class I	Class C(4)	Class I	Class I	Class I	Class I	Class I

Net asset value, beginning of period	$11.76	$11.76	$11.76	$11.31	$10.35	$13.36	$15.81	$16.93
Income from investment operations:
Net investment income	0.03	0.04	0.03	.01	.04	.00	.07	.09
Net realized and unrealized gain (loss) on investments	1.46	1.45	1.46	.81	1.15	(2.59)	(2.41)	(1.09)

Total from investment operations	1.49	1.49	1.49	.82	1.19	(2.59)	(2.34)	(1.00)

Less distributions:
From net investment income	(0.02)	(0.02)	(0.02)	(.01)	(.04)	(.01)	(.07)	(.09)
From net realized gain	-	-	-	(.36)	(.19)	(.41)	(.04)	(.03)

Total distributions to shareholders	(0.02)	(0.02)	(0.02)	(.37)	(.23)	(.42)	(.11)	(.12)

Redemption fees retained	-	-(5)	-	-	-	-	-	-

Net asset value, end of period	$13.23	$13.23	$13.23	$11.76	$11.31	$10.35	$13.36	$15.81

Total return (1)	12.69%	12.69%	12.69%	7.34%(7)	11.50%	(19.34)%	(14.86)%	(5.92)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$6,469	$19,297	$344	20,632	$21,102	$20,785	$28,439	$40,290
Ratio of expenses to average net assets(2)	1.50%	1.50%	1.50%	1.50%(8)	1.50%	1.50%	1.50%	1.40%
Ratio of net investment income (loss) to average net assets (2)	0.28%	0.31%	0.25%	0.15%(8)	0.34%	(.02)%	0.46%	0.42%
Portfolio turnover rate(3)	35.1%	35.1%	35.1%	6.0%(7)	50.0%	68.0%	1.0%	5.0%

_________________________

(1)

Total return excludes sales charges.  Total return would have been lower had certain expenses not been reduced.

(2)

Total GSI Fund expenses were contractually limited to 1.50% of average daily net assets.  Advisor is continuing this expense limitation for the Fund through September 2006.  During the year ended September 30, 2005, Advisor waived $38,067, $75,182 and $3,389 in expenses for Class A, Class I and Class C shares, respectively, that were otherwise payable by the Fund.  Had the Fund incurred these expenses, the ratio of expenses to average net assets would have been 2.21%, 1.88% and 2.86% for Class A, Class I and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.43)%, (0.07)% and (1.11)% for Class A, Class I and Class C shares, respectively.  During the period December 1, 2003 through September 30, 2004 and for the years ended November 30, 2003, 2002 and 2001, GSI Fund’s investment advisor waived $100,660, $93,735, $78,892 and $35,964 in expenses for Class I shares, respectively, that were otherwise payable by the GSI Fund.  Had the GSI Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 2.07% (annualized), 1.97%, 1.83% and 1.61%, respectively, for Class I shares and the ratio of net investment income (loss) to average daily net assets would have been (0.42)% (annualized), (0.13)%, (0.35)% and 0.35%, respectively, for Class I shares.

(3)

Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)

Commenced operations at the close of business on September 30, 2004.

(5)

Less than $0.01.

(6)

The financial highlights for Class I as set forth herein include the historical financial highlights of the GSI Fund.  The assets of the GSI Fund were acquired by the Fund at the close of business on September 30, 2004.  In connection with the Acquisition, the shares of the GSI Fund were exchanged into Class I shares of the Fund.

(7)

Not annualized.

(8)

Annualized.

FUND MANAGEMENT AND DISTRIBUTION

Management

Effective June 7, 2004, Advisor succeeded Robinson Capital Management, Inc. as the investment advisor for the GSI Fund pursuant to an Interim Investment Advisory Agreement.  When the GSI Fund was acquired by the Fund pursuant to the Acquisition, Advisor continued as the investment advisor for the Fund pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) under which Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Fund’s Board of Directors (the “Board of Directors”).

Advisor.  Advisor serves as an asset manager for individual and institutional clients.  Advisor’s principal business address is 7701 France Avenue South, Suite 500, Edina, Minnesota 55435.

Under the Investment Advisory Agreement, the Fund pays Advisor an annual management fee of 1.00% of the Fund’s average daily net assets attributable to each class of shares.  The advisory fee is accrued daily and paid monthly.  Except as provided below, Advisor may from time to time voluntarily (but is not required to) waive all or a portion of its fee and/or reimburse all or a portion of the Fund’s operating expenses (which waiver and/or reimbursement would be effected on a monthly basis).  Through September 2006, Advisor has agreed to waive its management fee and/or reimburse expenses to the extent such fees or expenses would cause the total operating expenses of any class of shares of the Fund to exceed 1.50% of the average daily net assets of the respective class.  In the event Advisor waives and/or reimburses any such fees and expenses, Advisor is entitled to recover such fees and expenses.

Under the Investment Advisory Agreement, Advisor is responsible not only for management of the Fund’s assets, but also for portfolio transactions and brokerage.

Portfolio Manager.  Steven F. Crowley is primarily responsible for the day-to-day management of the Fund’s assets.  Mr. Crowley joined Advisor in 1994 as Senior Vice President and Senior Portfolio Manager.  Before joining Advisor, Mr. Crowley held various research and analyst positions with Summit Investment Corporation (1993 to 1994), Craig Hallum, Inc. (1989 to 1993), Market Guide, Inc. (1987 to 1988 and 1985 to 1986) and J.P. Morgan Investment Management (1986 to 1987).  In 1985, Mr. Crowley graduated from the University of Chicago with a Bachelor of Arts in Economics.  Mr. Crowley is assisted in his efforts to manage the Fund’s assets by a team of research analysts and associates.  The SAI provides additional information about the compensation of Mr. Crowley as well as information about other accounts managed by him and his ownership of Fund shares.

Custodian, Transfer Agent and Administrator

U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.  U.S. Bank, N.A. and its affiliates serve as custodian, transfer agent, administrator, or some combination thereof, to over 950 mutual funds, representing approximately $216 billion in total assets.

Distributor

Centennial Lakes Capital, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (the “NASD”), acts as principal distributor of the Fund’s shares (the “Distributor”).  As compensation for its services, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Class A shares, (ii) the CDSC from redemptions of Class A and Class C shares, if applicable, and (iii) the distribution and shareholder servicing fees payable with respect to Class A and Class C shares.

From time to time, the Distributor may implement programs that offer additional compensation in connection with sales of Class A and Class C shares.  In some instances, this compensation may be made available only to certain qualifying brokers whose representatives have sold or are expected to sell significant amounts of shares.  All of such payments will be made by the Distributor out of its own assets, but may be reimbursed by the Fund to the extent such payments are distribution or shareholder servicing expenses.  These programs will not change the price you will pay for shares or the amount that the Fund will receive from such a sale.  No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the NASD.

YOUR ACCOUNT

Choosing a Class

The Fund offers three classes of shares:  Class A, Class C and Class I.  Class A and Class C shares are designed for “retail” investors, with a minimum initial investment of $5,000 ($2,000 for retirement accounts, including Coverdell Education Savings Accounts).  Class I shares are designed for “institutional” investors, with a minimum initial investment of $5 million.  Each class has its own cost structure.

Class A	Class C	Class I
• Front-end sales charge with break points and certain exceptions.	• No front-end sales charge.	• No front-end sales charge.
• Contingent deferred sales charge imposed on certain redemptions.	• Contingent deferred sales charge imposed on certain redemptions.	• No contingent deferred sales charge imposed on redemptions.
• Redemption fee payable on certain redemptions.	• Redemption fee payable on certain redemptions.	• Redemption fee payable on certain redemptions.
• Current distribution and shareholder servicing fees equal to 0.35% of average daily net assets.	• Current distribution and shareholder servicing fees equal to 1.00% of average daily net assets.	• No current distribution or shareholder servicing fees.

Class A Shares

Class A shares are offered and sold on a continual basis at the next offering price (“Offering Price”), which is the sum of the net asset value per share (computed after the purchase order and funds are received by the Transfer Agent) and the sales charge indicated below:

	Total Sales Charge
Your Investment	As a Percentage of Offering Price	As a Percentage of Your Net Investment
Up to $99,999	3.50%	3.63%
$100,000 - $249,999	3.00%	3.09%
$250,000 - $499,999	2.00%	2.04%
$500,000 - $999,999	1.00%	1.01%
$1,000,000 - $4,999,999	None	None

No sales charge is imposed on the reinvestment of dividends or capital gains.  For information on how to reduce the sales charge or to determine whether you qualify to purchase shares at net asset value, see “Class A Front-End Sales Charge Waivers and Reductions.”  Class A shares are also currently subject to distribution and shareholder servicing fees in an aggregate amount of 0.35% of the average daily net assets attributable to such shares, although the Rule 12b-1 Plan, which is described in more detail under “Distribution and Shareholder Servicing Plan,” permits the payment of up to 0.50% in such fees.  Sales charge and distribution fee information can also be accessed by reference to this Prospectus on our website at http://www.koppfunds.com.

Investments in Class A shares above $1 million are not assessed an initial sales charge.  However, you may be charged a CDSC of up to 1% on shares redeemed within 24 months of purchase.  The imposition of a CDSC may be waived by the Distributor.  See “Class A and Class C CDSC Waivers.”  For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.  The CDSC is based on the lesser of the then current value or the original purchase price of the shares being redeemed, and is not imposed on shares acquired through the reinvestment of dividends or capital gains.  To avoid the imposition of a CDSC, the Fund will first redeem any shares held in your account that are not subject to a CDSC and then redeem shares in the order in which they were purchased.  Class A shares may also be subject to a 2% redemption fee with respect to certain redemptions made within 30 days of purchase.  See “Class A and Class C Redemption Fees.”

Class C Shares

Class C shares are offered and sold on a continual basis at their net asset value (computed after the purchase order and funds are received by the Transfer Agent) without any initial sales charge.  However, you may be charged a CDSC of up to 1% on shares redeemed within 12 months of purchase.  The imposition of a CDSC may be waived by the Distributor.  See “Class A and Class C CDSC Waivers.”  For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.  The CDSC is based on the lesser of the then current value or the original purchase price of the shares being redeemed, and is not imposed on shares acquired through the reinvestment of dividends or capital gains.  To avoid the imposition of a CDSC, the Fund will first redeem any shares held in your account that are not subject to a CDSC and then redeem shares in the order in which they were purchased.  Class C shares may also be subject to a 2% redemption fee with respect to certain redemptions made within 30 days of purchase.  See “Class A and Class C Redemption Fees.”  The Fund has also adopted the Rule 12b-1 Plan with respect to the Class C shares pursuant to which the Fund pays distribution and shareholder servicing fees in an aggregate amount of 1.00% of the average daily net assets attributable to such shares.  See “Distribution and Shareholder Servicing Plan” for more information.

Class I Shares

Class I shares are offered and sold on a continual basis at their net asset value (computed after the purchase order and funds are received by the Transfer Agent) without any initial sales charge.  However, you may be charged a redemption fee of up to 2% of the then current value of the shares on redemptions made within 24 months of purchase.  The imposition of this redemption fee may be waived by the Fund and has been waived for 24 months from the inception of the Fund for former GSI Fund shareholders who became Class I shareholders as a result of the Acquisition.  Redemption fees are paid directly into Fund assets to help cover the costs that short-term trading generates.  In addition, as described in more detail under “Distribution and Shareholder Servicing Plan,” the Fund has adopted the Rule 12b-1 Plan with respect to the Class I shares which permits the payment of up to 0.50% in distribution and shareholder servicing fees.  For the foreseeable future, however, the Fund has no intention of paying any distribution or shareholder servicing fees in connection with the Class I shares.

Class A Front-End Sales Charge Waivers and Reductions

Waivers for Certain Investors.  The following individuals and institutions may purchase Class A shares without any initial sales charge:

•

certain retirement plans, such as defined contribution, profit-sharing, pension, 401(k) (including SIMPLE 401(k)), 403(b), 457 and simplified employee pension (SEP) plans, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established from time to time by the Distributor;

•

persons who have taken a distribution from a retirement plan invested in Class A, Class C or Class I shares of the Fund, to the extent of the distribution, provided that the distribution is reinvested within 90 days of the payment date;

•

rollover IRAs that have been funded with distributions from retirement plans that offer the Fund as an investment option;

•

government entities that are prohibited from paying mutual fund sales charges;

•

certain employees of registered broker-dealers who have entered into a selling or service agreement with the Distributor and their spouses, children, grandchildren, and parents, in accordance with the internal policies and procedures of the employing broker-dealer;

•

owners of private accounts managed by Advisor who liquidate holdings in part or in whole in their private accounts and purchase Fund shares with the proceeds within 90 days of the liquidation;

•

trust companies investing $1 million or more for common trust or collective investment funds;

•

registered investment companies;

•

any person who purchases shares of the Fund with redemption proceeds from a money market fund, provided that this sales charge waiver is only available (i) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund, (ii) to the extent of the investment in the money market fund being redeemed and (iii) for one such purchase within 12 months of redemption;

•

wrap accounts or fee-in-lieu programs for the benefit of direct or indirect clients of registered broker-dealers having a selling or service agreement with the Distributor; and

•

any person who purchases shares of the Fund with redemption proceeds from the Kopp Emerging Growth Fund, provided that the proceeds are invested in the Fund within 12 months of the redemption.

Please contact your investment professional, the Distributor, or the Transfer Agent for more information on purchases at net asset value.

Reducing Sales Charges.  If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule: you may (1) participate in the Fund’s Right of Accumulation (“ROA”) program or (2) execute a Letter of Intent (“LOI”).

•

Right of Accumulation.  You may combine your new purchase of Class A shares with shares currently owned in Class A and Class C for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  You may combine shares already held by you, your spouse, and your minor children or you and members of a “qualified group.”  A “qualified group” is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Fund shares at a discount, has more than ten members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investments in the Fund, and meets other uniform criteria that allows the Distributor to achieve cost savings in distributing shares of the Fund.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value at the Offering Price of all other shares you own.  To receive the ROA, at the time of purchase, you must give your investment professional, the Distributor, or the Transfer Agent sufficient information to determine whether the purchase will qualify for a reduced sales charge.

•

Letter of Intent.  By signing a LOI, you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of the Fund’s Class A shares.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time, the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrowed shares.  Any remaining escrowed shares will be released to you.  By signing the purchase application and checking the box labeled “Letter of Intent,” you grant to the Distributor a security interest in the escrowed shares and appoint the Distributor as attorney-in-fact to sell any or all of the escrowed shares to cover any additional sales charges if you do not fulfill your undertaking.  Signing a LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge.  For more information on the LOI, please contact your investment professional, the Distributor, or the Transfer Agent.  You may reach the Distributor or the Transfer Agent by calling 1-888-533-KOPP.

Class A and Class C CDSC Waivers

The primary purpose of the CDSC is to encourage long-term investing in the Fund.  Accordingly, the CDSC on Class A and Class C shares may be waived if, among other things:

•

the redemption results from the death or total and permanent disability of the shareholder which occurs after the purchase of the shares being redeemed;

•

the selling broker-dealer elects to waive receipt of a commission, if any, paid at the time of sale;

•

the redemption is a result of a forced redemption, a required minimum distribution or shareholder activity fees (fed wire fees, overnight fees, etc.); or

•

under special circumstances, the Fund reserves the right to waive any CDSC fee.

Class A and Class C Redemption Fees

If you sell or exchange your shares or your shares are involuntarily redeemed, and they have been held for 30 days or less, you will be subject to the Fund’s redemption fee, which is 2% of the amount redeemed.  The redemption fee applies to redemptions of $2,000 or more in Fund shares calculated at the then current value of the shares.  For this purpose, shares held the longest will be treated as being redeemed first and the shares held the shortest as being redeemed last.  The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by redeeming additional Fund shares held by you.  This redemption fee is paid to the Fund rather than to the Distributor or Advisor to help cover the costs that short-term trading generates.

The redemption fee, however, does not apply to:

•

Shares acquired through the automatic reinvestment of distributions;

•

Redemptions under regularly scheduled automatic withdrawal plans;

•

Redemptions from retirement accounts (i) of a mandatory distribution, (ii) within 30 days following the end of a plan “blackout period” in connection with a plan conversion or (iii) within 30 days of an automatic payroll deduction or employee contribution;

•

Redemptions in connection with the regularly scheduled automatic rebalancing of assets in retirement plans;

•

Distributions from retirement accounts due to death, disability, health or financial hardship; or

•

Involuntary redemptions resulting from failure to meet account minimums.

Certain intermediaries may not collect the Fund’s redemption fee on the Fund’s behalf from their customers’ accounts.  In addition, due to operational requirements, intermediaries’ methods for tracking and calculating the fee may differ in some respects from that of the Fund.  In addition, the redemption fee may not apply to certain types of accounts held through intermediaries, including:

•

Certain employer-sponsored retirement plans;

•

Certain broker wrap-fee and other fee-based programs;

•

Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and

•

Certain intermediaries that do not have or are not able to report to the Fund sufficient information to impose a redemption fee on their customers’ accounts.

You should contact your financial intermediary or refer to your retirement plan documents for more information on how the redemption fee may be applied to your shares.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee at its sole discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law.  In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Currently, the Fund may be limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Transfer Agent or by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of redemption, the Fund may not receive the redemption fee.  Further, if Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee.  However, the Fund, Advisor, the Transfer Agent and the Distributor will make every attempt to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  See “Market Timing Trading Policy.”

Distribution and Shareholder Servicing Plan

The Fund has adopted the Rule 12b-1 Plan with respect to each class of shares.  Under the terms of the Rule 12b-1 Plan, the Class A and Class I shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis).  Payments under the Rule 12b-1 Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee.  The Fund currently has no intention of paying any Rule 12b-1 fees in connection with the Class I shares.  The Rule 12b-1 Plan also provides that the Class C shares may be required to pay the Distributor (i) a distribution fee of up to 0.75% of the average daily net assets of the Fund attributable to such class (computed on an annual basis) and (ii) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund attributable to such class (computed on an annual basis).  The Fund currently intends to make payments under the Rule 12b-1 Plan with respect to the Class C shares to the maximum extent allowable under the Rule 12b-1 Plan.  Because Rule 12b-1 fees are paid out of the Fund’s net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost you more than paying other types of sales charges.

Investing Through Financial Intermediaries

Although Fund share transactions may be made directly through the Transfer Agent with no charges other than those described in this Prospectus, you may also purchase, exchange or redeem Fund shares through a financial intermediary, such as a bank, trust company or certain broker-dealers, that have policies different from the Fund’s.  If you own or are considering purchasing shares through a financial intermediary, your ability to purchase, exchange or redeem shares may depend in part on the policies of that entity.  Some policy differences may include additional fees and charges and a cutoff time for the placement of investments.  Persons who invest in the Fund through intermediaries may receive a lower total return than persons who invest in the Fund directly.

For example, financial intermediaries may charge their customers a transaction, processing, or service fee in connection with the purchase or redemption of fund shares.  The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the applicable fund prospectus and statement of additional information.  These fees are retained by the intermediary and are not shared with the Fund, Advisor or the Distributor.  Please contact your financial intermediary for a complete description of its policies, including specific information about additional fees and charges.

Certain financial intermediaries perform recordkeeping and administrative services for their customers that would otherwise be performed by the Transfer Agent.  These services may include, among other things, sub-accounting services, transfer agent services, answering inquiries relating to the Fund and transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications regarding the Fund.  In some circumstances, the Fund may directly pay the intermediary for performing such services.  However, the Fund will not pay more for these services through intermediary relationships than it would pay the Transfer Agent in aggregate fees and expenses if the intermediaries’ customers were direct shareholders of the Fund.  Advisor may pay the intermediary amounts in excess of such limitations out of its own resources or the Distributor may compensate the intermediary for such services, and, if permissible, may be reimbursed under the Rule 12b-1 Plan.  From time to time, Advisor or the Distributor may enter into revenue sharing arrangements with brokers or other financial intermediaries.  Such payments will be made from Advisor’s or the Distributor’s own resources and will not increase costs to the Fund.  The Distributor may be reimbursed for such payments, if permissible, under the Rule 12b-1 Plan.  The amounts of these payments to intermediaries may be significant and may create an incentive for the intermediary or its employees or associated persons to recommend or sell shares of the Fund to you.  These payments are not reflected in the “Fees and Expenses of the Fund” table because they are not paid by the Fund.  You can ask your financial representative for information about any payments it receives from Advisor or the Distributor and from the Fund.

The Fund has authorized certain financial intermediaries to accept orders on its behalf.  Contracts with these intermediaries require them to track the time investment orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the intermediary before the time the net asset value is determined to receive that day’s share price.  If those orders are transmitted to the Transfer Agent and paid for in accordance with the contract, they will be priced at the net asset value next determined after the request is received in the form required by the intermediary.

Buying Shares

Opening an Account.  Before opening an account and investing in Fund shares, you should contact your investment professional.  Then, you should:

(1)

Read this Prospectus carefully.

(2)

Determine how much you would like to invest.  The minimum initial investment requirements are:

(a)

Class A and Class C shares:

• Non-retirement account:	$5,000
• Retirement account:	$2,000
• Coverdell Education Savings Accounts (“CESAs”) and “deemed” IRAs:	$2,000
• Subsequent investments:	$100 or more
• Automatic Investment Plan: (to maintain the plan, you must invest at least $50 per month)	$3,000

(b)

Class I shares:

• All accounts:	$5 million
• Subsequent investments:	No minimum

The Fund may change or waive these minimums at any time.  The Fund has waived the initial investment minimum on Class I shares for former GSI Fund shareholders who became Class I shareholders as a result of the Acquisition.

(3)

Complete the appropriate parts of the account application, carefully following the instructions.

Please note that your application will be returned if any information is missing.  If you have questions, please contact your investment professional or the Fund at 1-888-533-KOPP.  Account applications will be accepted by the Distributor, the Transfer Agent or investment professionals who have entered into a selling or service agreement with the Distributor.

(4)

Make your initial investment, and any subsequent investments, following the instructions set forth below.

Important information about procedures for opening a new account.  The Fund is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, when you open an account, the Fund is required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Fund to identify you.  The Fund may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you.  In the event the Fund is unable to verify your identity from the information provided, the Fund may, without prior notice to you, close your account within five business days and redeem your shares at the net asset value next determined after the account is closed, minus any applicable sales charge.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Fund and the Distributor are not liable for fluctuations in value experienced as a result of such delays in processing.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other action.

You may open an account by completing an account application and paying for your shares by check or wire. You may also open an account using the Fund’s exchange privilege, which is discussed in detail in the SAI.  An exchange is a taxable transaction.  All new account applications should be given to your investment professional or forwarded to the Distributor or the Transfer Agent, whose addresses appear on the inside back cover page of this Prospectus.  If your application is accepted, your shares will be bought at the next Offering Price or at net asset value, as applicable, computed after the Transfer Agent receives your purchase order in good order.  See “Valuation of Fund Shares.”  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  If you use an investment professional, it is his or her responsibility to transmit your order to buy shares to the Transfer Agent in good order before the close of business on the day you place your order.  A confirmation indicating the details of each purchase transaction will be sent to you promptly.  Shares of the Fund have not been registered for sale outside of the United States.

By check

•

Make out a check for the investment amount, payable to “Kopp Total Quality Management Fund.”  Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan or credit union.  The Fund will not accept cash, third-party checks, U.S. Treasury checks, travelers checks, starter checks, credit cards or money orders.  In addition, cashier’s checks in amounts less than $10,000 are not accepted under the Transfer Agent’s anti-money laundering policies.

•

You may be charged a transaction, processing or service fee and/or other fees or charges in addition to the sales charge with respect to shares sold by certain broker-dealers.  Ask your investment professional about these charges.  See “Investing Through Financial Intermediaries.”

•

If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.

•

All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  The Fund reserves the right to decline to accept a purchase application in whole or in part.

By wire

•

Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA Number 0750-00022

Credit:

U.S. Bancorp Fund Services, LLC

Account 112-952-137

Further credit:

Kopp Total Quality Management Fund

(class of shares being purchased)

(shareholder account number)

(shareholder name/account registration)

•

Contact the Fund by calling 1-888-533-KOPP to make arrangements with a telephone representative to send in your completed application via facsimile.  Within 24 hours of the faxed application, a telephone representative will provide you with an account number and the wiring instructions.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing net asset value (or Offering Price).

•

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Adding to an Account.  You may add to your account by check or wire.  You may also add to your account using the Fund’s exchange privilege.  Please see the SAI for more information.  A confirmation indicating the details of each subsequent purchase transaction will be sent to you promptly.

By check

•

Make out a check for the investment amount, payable to “Kopp Total Quality Management Fund.”  Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan or credit union.  The Fund will not accept cash, third-party checks, U.S. Treasury checks, travelers checks, starter checks, credit cards or money orders.  In addition, cashier’s checks in amounts less than $10,000 are not accepted under the Transfer Agent’s anti-money laundering policies.

•

Fill out the detachable investment slip from an account statement or send a note specifying your account number and the name(s) in which the account is registered.

•

Deliver the check and your investment slip or note to your investment professional, the Distributor or the Transfer Agent.

By wire

•

For additional investments by wire, please contact the Transfer Agent at 1-877-833-7114 prior to sending your wire.  This will alert the Fund to your intention, will allow confirmation of the wire instructions, and will ensure proper credit when your wire is received.

Automatic Investment Plan.  The Automatic Investment Plan (the “AIP”) is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval.  By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Because dollar-cost averaging involves continuous investment in Fund shares regardless of price fluctuations, you should consider your ability to continue to purchase shares through periods of low price levels.  A program of regular investment cannot ensure a profit or protect against a loss from declining markets.  The AIP allows you to make regular, systematic investments in Class A or Class C shares of the Fund from your bank checking account.  The minimum initial investment for investors using the AIP is $3,000.  The AIP is generally not available to Class I shareholders; however, former GSI Fund shareholders who became Class I shareholders as a result of the Acquisition may participate in the AIP with respect to additional purchases of Class I shares.  Please refer to the SAI for instructions as to how you may establish the AIP for your account, or call 1-888-533-KOPP.

Market Timing Trading Policy.  Depending on various factors, including the size of the Fund, the amount of assets Advisor typically maintains in cash or cash equivalents and the dollar amount, number and frequency of trades, short-term or excessive trading into and out of the Fund, generally known as market timing, may harm all shareholders by disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  The Fund has policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may reject a purchase request, including an exchange, from an investor who, in Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  For these purposes, Advisor may consider an investor’s trading history in the Fund and other series of Kopp Funds, Inc.  In applying its Market Timing Policy, the Fund and Advisor seek to treat all shareholders alike (i.e., preferential treatment to any shareholder is prohibited).  Accordingly, the Fund, Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces its Market Timing Policy through:

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any instances of suspected market timing;

•

monitoring trade activity;

•

termination of a shareholder’s purchase and/or exchange privileges; and

•

the imposition of redemption fees.

A redemption fee will not be imposed on certain redemptions, as outlined under the heading “Your Account – Class A and Class C Redemption Fees.”  There are also circumstances involving accounts held through intermediaries in which a redemption fee may not be imposed, also as outlined under the heading noted above.  The same analysis used to determine whether a redemption fee will apply is used to determine whether to terminate a shareholder’s purchase and/or exchange privileges.  As previously noted, it is the intent of the Fund to apply the Market Timing Policy to all shareholders on the same basis.

While the Fund seeks to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange or redemption orders to the Fund on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Fund, Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Investing in the Fund Through IRAs.  Shares of the Fund may be purchased by traditional IRAs, Roth IRAs, CESAs, and “deemed” IRAs.  The maximum annual dollar contribution limit for traditional IRAs and Roth IRAs is $4,000 for 2006 through 2007, and $5,000 for 2008 (after 2008, the limit is adjusted for inflation in $500 increments).  In addition, individuals who reach age 50 before the end of the tax year may make additional “catch-up” contributions to their traditional IRAs or Roth IRAs, in excess of the otherwise-applicable maximum contribution limits, of up to $1,000 for 2006 and thereafter.  The maximum annual contribution limit for CESAs is $2,000.  The maximum annual dollar contribution limit for a “deemed” IRA is the same as the corresponding maximum annual contribution limit for a traditional IRA or a Roth IRA.  A “deemed” IRA is a traditional IRA or Roth IRA (i) funded with voluntary employee contributions and (ii) established, effective for any plan year beginning on or after January 1, 2003, as a separate account or annuity under a Code Section 401(a) qualified plan, a Section 403(a) qualified annuity plan, a Section 403(b) tax-sheltered annuity arrangement, or a Section 457(b) eligible governmental deferred compensation plan.

Redeeming or Selling Shares

To Redeem or Sell Some or All of Your Shares.  Generally, you may sell or request redemption of part or all of your Fund shares at any time.  The price per share will be the net asset value next computed (less the redemption fee or CDSC, if applicable) after your redemption request is received in good order by the Transfer Agent.  See “Valuation of Fund Shares.”  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  If you use an investment professional, it is his or her responsibility to transmit your order to sell shares to the Transfer Agent in good order before the close of business on the day you place your order.  The Fund normally will mail your redemption proceeds within one or two business days and, in any event, no later than seven days after receipt by the Transfer Agent of a redemption request in good order.  However, the Fund may hold payment until investments that were made by check, telephone or pursuant to the AIP have been collected (which may take up to 12 calendar days from the initial investment date).  Redemptions may be made by written request or telephone.  You may also redeem shares using the Fund’s exchange privilege, as discussed in the SAI.  An exchange is a taxable transaction.

By written request

•

Write a letter of instruction relating to the Kopp Total Quality Management Fund.  Include your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•

Include all signatures and any additional documents that may be required.  See “Redeeming or Selling Shares-Special Situations.”

•

Forward the materials to the Transfer Agent.

•

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By telephone

•

Fill out the “Telephone Redemption” section of your new account application.

•

To place your redemption request, please call 1-888-533-KOPP.

•

Redemption requests by telephone are available for redemptions of $1,000 to $75,000.  Redemption requests for less than $1,000 or more than $75,000 must be in writing.

•

Proceeds redeemed by telephone will be mailed to your address, wired to your bank of record as shown on the records of the Transfer Agent, or via electronic funds transfer through the Automated Clearing House (ACH) network to your predetermined bank account.  In order to have your proceeds sent by ACH, your financial institution must be an ACH member.  You do not incur any charge for an electronic funds transfer; however, credit may not be available for two days.

•

To arrange for telephone redemptions after an account has been opened or to change the bank, account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account, with the signatures guaranteed.  Further documentation may be requested from corporations, executors, administrators, trustees and guardians.  See “Redeeming or Selling Shares-Special Situations.”

•

To reduce the costs associated with market timing, the Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

•

Once you place a telephone redemption request, it cannot be canceled or modified.

•

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone.  Accordingly, you bear the risk of loss.  However, the Fund will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephonic transactions and sending written confirmation of such transactions to investors.

•

You may experience difficulty in implementing a telephone redemption during periods of sudden economic or market changes.  If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

By wire

•

Fill out the “Telephone Redemption” section of your new account application.

•

To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, please call 1-888-533-KOPP.

•

Redemption requests by telephone that are to be transmitted via wire transfer are available for redemptions of between $1,000 and $75,000.  Redemption requests for less than $1,000 or more than $75,000 must be in writing.

•

Funds will be wired on the next business day.  A $15 fee will be deducted from your account.

By Systematic Withdrawal Plan

•

If you own shares with a value of $1,000 or more, you may participate in the Systematic Withdrawal Plan.  The Fund’s systematic withdrawal option allows you to remove money automatically from your Fund account on a periodic basis.  The minimum systematic withdrawal amount is $50.  To select the systematic withdrawal option, you must check the appropriate box on the New Account Application.  For further details about this service, see the New Account Application or call the Transfer Agent at 1-888-533-KOPP.

Special Situations.  If you are acting as an attorney-in-fact for another person, or as a trustee or on behalf of a corporation, additional documentation may be required in order to effect a redemption.  Questions regarding such circumstances may be directed to your investment professional, or to the Transfer Agent by calling 1-888-533-KOPP.

A signature guarantee will be required in the following circumstances:

•

for all redemptions of $75,000 or more from any shareholder account;

•

if ownership is changed on your account;

•

when redemption proceeds are sent to other than the registered owner(s) at the address of record;

•

any redemption transmitted by federal wire transfer to a bank other the bank of record on your account;

•

if an “address change request” was received by the Transfer Agent within the last 30 days and you are trying to perform a redemption to the address of record;

•

to arrange for telephone redemptions after an account has been opened; and

•

to change bank information on your account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Redemptions in Kind.  The Fund reserves the right to redeem in kind (i.e., in securities or assets other than cash) any redemption request or requests during any 90-day period in excess of the lesser of (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed.  See the SAI for more information.

IRAs.  Shareholders who have an IRA (whether a traditional, CESA or “deemed” IRA) or other retirement plan must indicate on their redemption requests whether or not to withhold federal income taxes.  Redemption requests failing to indicate an election will be subject to withholding.

Termination of Accounts.  Your account may be terminated at any time by the Fund if, after a redemption of shares in your account, the value of the remaining shares in the account falls below $1,000.  A check for the proceeds of redemption will be sent to you within seven days of the actual redemption.  The Fund will not charge a CDSC or a redemption fee in the event of a forced redemption.

Fee for Special Services.  The Fund may charge a fee for special services, such as providing shareholders with systematic withdrawals, networking or shareholder services, historical account statements or overnight delivery.  Your broker-dealer may also charge you a fee for special services such as certain networking arrangements or providing shareholder or regulatory communications.  See “Investing Through Financial Intermediaries.”

VALUATION OF FUND SHARES

The price of Fund shares is based on the Fund’s net asset value (“NAV”), which is calculated using the market price method of valuation.  NAV is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  The Fund does not determine NAV on days the NYSE is closed for trading.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.  A share’s NAV is the current value of the class’ assets, minus any class liabilities, divided by the number of shares outstanding in the class.

((Sidebox))

Good order means that you have included all required documentation along with any required signature guarantees.

Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Board of Directors.  The Board of Directors has appointed a Valuation Committee of Advisor to make determinations of fair value, which determinations are reported to the full Board of Directors at its next regular meeting.  Fair value pricing is used when a market quote for a security is not readily available or deemed to be accurate by Advisor.  In the event fair value pricing is used, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of the security.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files its complete portfolio schedules for the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and files its complete portfolio schedules for the second and fourth fiscal quarters with the SEC on Form N-CSR within 70 days after the end of the quarter.  The Fund also discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Fund’s top ten portfolio holdings, with position size and percentage of total portfolio data, are published monthly, within three to ten days after the end of the month, on http://www.koppfunds.com.  The Fund’s administrator delivers the Fund’s complete portfolio schedule to various rating and ranking organizations on a quarterly basis, between the 5th and 10th business day of the month following the quarter end.  A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from the Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to “qualified dividend income” eligible for the reduced rate of tax on net long-term capital gains.  Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15%.

Distributions of investment company taxable income and net capital gains, if any, are usually made in November or December.  You will be informed annually as to the amount and nature of all distributions paid during the prior year.  Such distributions may also be subject to state or local taxes.  If you buy shares of the Fund when it has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.  If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Please note that the objective of the Fund is capital appreciation, not the production of income.  You should measure the success of your investment by the value of your investment at any given time and not necessarily by the distributions you receive.  Because of its investment objective, the Fund expects that its distributions will consist primarily of long-term capital gains.

You generally will recognize taxable capital gain or loss on a sale, exchange or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for your shares on the sale, exchange or redemption.  Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain that you received with respect to those shares.

All distributions of investment company taxable income and net capital gains will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that your distributions be paid in cash.  If you elect to receive distributions in cash and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund until the Fund receives an updated address from you.  The election to receive distributions in cash or reinvest them in shares may be changed by writing to the Fund at Kopp Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Such notice must be received at least ten days prior to the record date of any distribution.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, local or foreign tax considerations applicable to you.  Please see the SAI for more information.  You are urged to consult your own tax advisor.

ADDITIONAL INFORMATION

INVESTMENT ADVISOR

Kopp Investment Advisors, LLC

7701 France Avenue South, Suite 500

Edina, Minnesota  55435

DISTRIBUTOR

Centennial Lakes Capital, LLC

7701 France Avenue South, Suite 500

Edina, Minnesota  55435

CUSTODIAN

U.S. Bank, N.A.

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

TRANSFER AGENT AND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use: Kopp Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Third Floor Milwaukee, Wisconsin 53202-5207	For regular mail deliveries, use: Kopp Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

The SAI contains detailed additional information about the Fund.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  These reports provide a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the preceding fiscal year or semi-annual period, as appropriate.  You may receive the SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports free of charge; request other information about the Fund; and make shareholder inquiries by contacting the Fund at the address, toll-free telephone number, facsimile number or website noted on the cover page of this Prospectus.  The documents referenced above may also be obtained from certain financial intermediaries.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet website located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The Fund’s 1940 Act File Number is 811-8267.

STATEMENT OF ADDITIONAL INFORMATION

Kopp Funds, Inc.

Kopp Emerging Growth Fund

Kopp Total Quality Management Fund

7701 France Avenue South, Suite 500

Edina, Minnesota 55435

Telephone: 1-888-533-KOPP

Facsimile: 1-952-841-0411

Website:  www.koppfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus and should be read together with the Prospectuses of the Kopp Emerging Growth Fund and the Kopp Total Quality Management Fund (individually, a “Fund” and collectively, the “Funds”), each dated January 30, 2006.  Each Fund is a series of Kopp Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectuses, as well as descriptions of non-principal strategies not described in the Prospectuses.  You should read this SAI, together with the Prospectuses, and retain it for future reference.

The Funds’ audited financial statements for the year ended September 30, 2005 are incorporated herein by reference to the Company’s 2005 Annual Report.

Copies of the Company’s 2005 Annual Report and/or the Funds’ Prospectuses are available without charge upon request to the above-noted address, toll-free telephone number, facsimile number or website.

This Statement of Additional Information is dated January 30, 2006

FUND ORGANIZATION

3

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

3

IMPLEMENTATION OF INVESTMENT OBJECTIVE

5

DIRECTORS AND OFFICERS

9

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

13

INVESTMENT ADVISOR

14

PORTFOLIO MANAGERS

16

PROXY VOTING POLICIES

17

FUND TRANSACTIONS AND BROKERAGE

18

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

20

ADMINISTRATOR AND FUND ACCOUNTANT

20

ANTI-MONEY LAUNDERING PROGRAM

21

DISTRIBUTOR

21

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

23

PURCHASE, EXCHANGE AND PRICING OF SHARES

25

REDEMPTIONS IN KIND

28

PORTFOLIO HOLDINGS DISCLOSURE POLICY

28

TAXATION OF THE FUND

29

PERFORMANCE INFORMATION

30

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

30

FINANCIAL STATEMENTS

30

You should rely only on the information contained in this document and the Funds’ Prospectuses.  We have not authorized anyone to provide you with information that is different.  This SAI is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

FUND ORGANIZATION

The Company is an open-end management investment company, commonly referred to as a mutual fund.  The Company is organized as a Minnesota corporation and was incorporated on June 12, 1997.

The Company is authorized to issue shares of common stock in series and classes.  The Company currently offers two series of shares:  (1) the Kopp Emerging Growth Fund (the “Emerging Growth Fund”) and (2) the Kopp Total Quality Management Fund (the “Total Quality Management Fund”).  The shares of common stock of each series are further divided into three classes:  Class A, Class C and Class I.  Each share of common stock of each class of shares is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distributions by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, is subject to its own sales and redemption charges, if any, and has exclusive voting rights on matters pertaining to the Rule 12b-1 distribution and shareholder servicing plan as it relates to that class.

The Total Quality Management Fund was created to acquire the assets, and assume the liabilities, of General Securities, Incorporated, an open-end management investment company organized as a Minnesota corporation in 1951 (the “GSI Fund”).  This acquisition, which involved the issuance of Class I shares of the Total Quality Management Fund to the shareholders of the GSI Fund in exchange for the GSI Fund’s assets and liabilities, was effected on September 30, 2004 (the “Acquisition”).  Accordingly, the Total Quality Management Fund is the successor to the GSI Fund.  It commenced operations at the close of business on September 30, 2004.

No certificates will be issued for shares held in your account.  You will, however, have full shareholder rights.

Generally, the Funds will not hold annual shareholders’ meetings unless required by the Investment Company Act of 1940, as amended (“1940 Act”), or Minnesota law.

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

The following are the Funds’ fundamental investment policies which cannot be changed without the approval of a majority of a Fund’s outstanding voting securities.  As used herein, a “majority of a Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present or (ii) more than 50% of the outstanding shares of common stock of the Fund.

Each Fund:

1.

May not issue senior securities, except as permitted under the 1940 Act;

2.

May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).  The Fund may also borrow money from other persons to the extent permitted by applicable law;

3.

May not act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”), in connection with the purchase and sale of portfolio securities;

4.

May not invest more than 25% of its assets in securities of companies in any one industry.  This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

5.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

6.

May not make loans if, as a result, more than 33 1/3% of the Fund’s assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

7.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities); and

8.

Notwithstanding any other fundamental investment policy or restriction, may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

For purposes of Fundamental Policy No. 2, any additional borrowings for emergency purposes must also be temporary.  For purposes of Fundamental Policy No. 4, “industry” is defined to include groups of related industries.

In addition to the fundamental investment policies listed above, the Total Quality Management Fund may not, with respect to 75% of its total assets, purchases securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The investment objective of each Fund, which is to seek long-term capital appreciation, is also a fundamental investment policy that cannot be changed without the approval of a majority of a Fund’s outstanding voting securities.

The following are the Funds’ non-fundamental investment policies, which may be changed by the Board of Directors of the Company (the “Board”), on behalf of a Fund, without shareholder approval.

Each Fund may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (“SEC”) or its staff, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4.

Purchase securities of other investment companies except in compliance with the 1940 Act.

5.

Make any loans other than loans of portfolio securities, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

6.

Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its assets.

7.

Make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

Unless noted otherwise, if a percentage restriction in a fundamental or non-fundamental policy is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets or in the market value of the investment will not constitute a violation of that restriction.

IMPLEMENTATION OF INVESTMENT OBJECTIVE

The following information supplements the discussion of the Funds’ investment objectives and strategies that are described in their respective Prospectuses under the headings “Investment Objective,” “Principal Investment Strategy” and “Implementation of Investment Objective.”

Convertible Securities

The Emerging Growth Fund may invest in convertible securities, which may include bonds, debentures, notes or other securities that may be converted into or exchanged for a specified amount of common stock or warrants of the same or a different company within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive or have accrued interest normally paid on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have unique investment characteristics in that they generally:

•

have higher yields than common stocks, but lower yields than comparable non-convertible securities;

•

are less subject to fluctuation in value than the underlying stock (or warrant) since they have fixed income characteristics;

•

provide the potential for capital appreciation if the market price of the underlying common stock (or warrant) increases; and

•

may be subject to redemption at the option of the issuer at a price established in the governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant) or sell it to a third party.

Corporate Debt Securities

The Total Quality Management Fund may, from time to time, invest in corporate debt securities, which are fixed-income securities issued by businesses to finance their operations.  Notes, bonds and debentures are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, a short-term corporate note issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

The Emerging Growth Fund may invest in the equity securities of foreign companies by purchasing depositary receipts, including American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”).  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  EDRs are European receipts evidencing a similar arrangement.  For purposes of the Fund’s investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

Investments in securities of foreign companies involve risks which are in addition to the usual risks inherent in domestic investments.  In many countries there is less publicly available information about companies than is available in the reports and ratings published about companies in the U.S.  Additionally, foreign companies are not subject to uniform accounting, auditing, and financial reporting standards.  Other risks that may be present in foreign investment include the following:

•

expropriation;

•

confiscatory taxation;

•

withholding taxes on dividends and interest;

•

less extensive regulation of foreign brokers, securities markets and companies;

•

costs incurred in conversions between currencies;

•

the illiquidity and volatility of foreign securities markets;

•

the possibility of delays in settlement in foreign securities markets;

•

limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country);

•

the difficulty of enforcing obligations in other countries;

•

diplomatic developments; and

•

political or social instability.

Foreign economies may differ from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities.  From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.  Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Preferred Stocks

Each Fund may, from time to time, invest in preferred stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of bankruptcy petition) or other noncompliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or noncompliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any entry of default.

Repurchase Agreements

From time to time, the Total Quality Management Fund may enter into repurchase agreements for short-term investment.  A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest).  Kopp Investment Advisors, LLC, the Fund’s investment advisor (“Advisor”), will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  The Fund intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition as may be established by the Board and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality short-term debt obligations.  If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price, including interest, provided in the agreement.

Borrowing

Each Fund is authorized to borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements), provided that the amount borrowed cannot exceed 33 1/3% of the value of a Fund’s net assets.  A Fund’s borrowings create an opportunity for greater return to the Fund and, ultimately, the Fund’s shareholders, but at the same time increase exposure to losses.  In addition, interest payments and fees paid by a Fund on any borrowings may offset or exceed the return earned on borrowed funds.  Each Fund currently intends to borrow money only for temporary, extraordinary or emergency purposes.

Lending Portfolio Securities

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of a Fund’s total assets to brokers or dealers, banks, or other institutional borrowers of securities as a means of earning income.  In return, a Fund will receive collateral in cash or money market instruments.  Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  The purpose of such securities lending is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short.  A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent, and the Fund may also receive interest on the investment of collateral, or a fee from the borrower as compensation for the loan.  A Fund may pay reasonable custodial and administrative fees in connection with the loan.  A Fund will retain the right to call, upon notice, securities loaned.  While there may be delays in recovery or even a risk of loss of collateral should the borrower fail financially, Advisor or its agent will review the creditworthiness of the entities to which such loans are made to evaluate those risks.  Although each Fund is authorized to lend, the Funds do not presently intend to engage in lending.

Non-Diversification

To the extent that a relatively high percentage of the Emerging Growth Fund’s assets are invested in the securities of a limited number of companies, the Fund’s portfolio may be more susceptible to a single business, economic, political, or regulatory occurrence than the portfolio of a diversified mutual fund.  While the Fund is “non-diversified,” which means that it is permitted to invest its assets in a more limited number of companies than “diversified” mutual funds, the Fund intends to diversify its assets to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).  Generally, to qualify:

•

not more than 25% of the total value of the Fund’s assets may be invested in securities of any one issuer or of any two or more issuers controlled by the Fund, which, pursuant to the regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses; and

•

with respect to 50% of the total value of the Fund’s assets (i) not more than 5% of the Fund’s total assets may be invested in the securities of any one issuer and (ii) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

These percentage limitations do not apply to investments in U.S. government securities or the securities of other regulated investment companies.

Concentration

The Emerging Growth Fund has adopted a fundamental investment policy which prohibits the Fund from investing more than 25% of its assets in the securities of companies in any one industry or related industries.  For purposes of this policy, Advisor determines industry classifications in accordance with categories established by Advisor.  However, the Fund’s administrator monitors compliance with the Fund’s concentration policy using industry classifications consistent with the SEC’s Standard Industrial Classification (SIC) codes.  While the Fund may be heavily invested in a single market sector, it will not invest more than 25% of its assets in securities of companies in any one industry or subsector.

The Total Quality Management Fund has adopted a fundamental investment policy which prohibits the Fund from investing more than 25% of its assets in the securities of companies in any one industry or related industries.  For purposes of this policy, Advisor determines industry classifications in accordance with global industry codes (GIC).

Temporary Strategies

As described in the Prospectuses under the heading “Implementation of Investment Objective,” to retain the flexibility to respond promptly to changes in market and related conditions, each Fund may hold cash or cash equivalents and/or invest all or a portion of its assets in money market instruments or other fixed-income securities.  In this regard, a Fund may purchase:

U.S. Government Securities.  Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

Bank Obligations.  Obligations (including certificates of deposit, bankers’ acceptances, commercial paper (see below), and other debt obligations) of banks subject to regulation by the U.S. government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

Obligations of Savings Institutions.  Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

Fully Insured Certificates of Deposit.  Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund’s total assets in all such obligations and in all illiquid assets, in the aggregate;

Commercial Paper.  Commercial paper rated within the two highest grades by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or, if not rated, issued by a company having an outstanding debt issue rated at least Aaa by Moody’s or AAA by S&P; and

Money Market Funds.  Securities issued by registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.

DIRECTORS AND OFFICERS

Under the laws of the State of Minnesota, the Board is responsible for managing the business and affairs of the Funds.

The directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown below.  Each officer and director holds the same position with the Company and the Funds.  Each director serves until the earlier of his resignation, removal, disqualification or death, or until his successor is duly elected and qualified.  Officers are re-elected by the Board annually.

Name, Address, and Age	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INDEPENDENT DIRECTORS

Robert L. Stehlik 10313 Normandy Crest Eden Prairie, MN 55347 Age: 67	Director	Mr. Stehlik has been a Director of the Company since September 8, 1997. Mr. Stehlik is retired. He served as the Senior Vice President of Peoples Bank of Commerce, which is based in Minneapolis, Minnesota, from September 1998 to September 2003. For four years prior to that, he served as the Senior Vice President of Richfield Bank & Trust Co., based in Richfield, Minnesota. Prior to that, he served in various capacities at First Bank Southdale (now U.S. Bank), based in Minneapolis, Minnesota, including President.	2	MagStar Technologies, Inc.

Thomas R. Stuart 3400 Technology Drive Minneapolis, MN 55418 Age: 61	Director	Mr. Stuart has been a Director of the Company since September 8, 1997. Since May 1988, Mr. Stuart has served as Chairman and Chief Executive Officer of the Bureau of Engraving, Inc., a past manufacturer of electronic interconnect devices and a present provider of commercial printing and distance education services based in Minneapolis, Minnesota.	2	None

INTERESTED DIRECTOR AND OFFICERS

LeRoy C. Kopp* 7701 France Avenue South Suite 500 Edina, MN 55435 Age: 71	Director, Chairman, President and Chief Executive Officer

Mr. Kopp has been a director, Chairman, President and Chief Executive Officer of the Company since December 2005 and was formerly a director, Chairman, President and Chief Executive Officer of the Company from September 1997 to May 2004.  Mr. Kopp is the Chairman, Sole Governor, Chief Executive Officer, President and Chief Investment Officer of Kopp Investment Advisors, LLC.  He also serves as the Sole Governor of Centennial Lakes Capital, LLC, the Company’s distributor (the “Distributor”).  He serves as Chairman, Sole Governor/Sole Director, Chief Executive Officer and President of Kopp Holding Company and Kopp Holding Company, LLC.  Prior to founding Advisor in 1990, Mr. Kopp spent 30 years with Dain Bosworth Inc., a financial services company, where he was the Manager of the Edina, Minnesota, branch and a Senior Vice President.  Mr. Kopp has received a number of business and community honors and awards, including Upper Midwest Entrepreneur of the Year for Emerging Companies.  Mr. Kopp graduated with distinction with a B.B.A. degree from the University of Minnesota in 1956. Mr. Kopp served as Chief Financial Officer and Treasurer of the Company from February 1998 to December 1998.

			2	None

John P. Flakne 7701 France Avenue South Suite 500 Edina, MN 55435 Age: 40	Chief Financial Officer, Secretary and Treasurer

Mr. Flakne joined Advisor in December 1998 as Controller.  On January 1, 2000, he became Advisor’s Chief Financial Officer and the Chief Executive Officer and Chief Financial Officer of the Distributor.  In June 2003, he was named Executive Vice President of Advisor.  In August 2005, Mr. Flakne was named Secretary of Advisor and Secretary, Chief Compliance Office and AML Compliance Officer of the Distributor.  He serves as Executive Vice President, Chief Financial Officer and Secretary of Kopp Holding Company and Kopp Holding Company, LLC.  In 1989, Mr. Flakne graduated from the University of Minnesota with a B.S.B. in Accounting.  Mr. Flakne is a CPA.  Before joining Advisor in 1998, Mr. Flakne practiced public accounting with Coopers & Lybrand L.L.P., now PricewaterhouseCoopers LLP, and subsequently held finance, accounting and consulting positions with both private and public companies in Minnesota.  Mr. Flakne served as a director, Chairman, President and Chief Executive Officer of the Company from May 2004 to December 2005.

			N/A	N/A

*  Mr. Kopp is deemed to be an “interested person” of the Company, as defined in the 1940 Act, because of his position with and control over Advisor.

Name, Address, and Age	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Gregory S. Kulka 7701 France Avenue South Suite 500 Edina, MN 55435 Age: 50	First Vice President

Mr. Kulka joined Advisor in 1991 as First Vice President-Marketing, and was named Executive Vice President–Marketing in June 2003.  He also serves as Vice President–Marketing for the Distributor.  He serves as Executive Vice President–Marketing of Kopp Holding Company and Kopp Holding Company, LLC.

			N/A	N/A

Pamela M. Krill One East Main Street Suite 500 P.O. Box 2719 Madison, WI 53701-2719 Age: 39	Chief Compliance Officer

Ms. Krill was appointed Chief Compliance Officer (the “CCO”) of the Company and Advisor in August 2005.  Since July 1994, Ms. Krill has practiced law in the securities practice group of Godfrey & Kahn, S.C. in Milwaukee and Madison, and since January 2003, she has been a shareholder of the firm.  Ms. Krill graduated cum laude from the University of Wisconsin Law School in 1994.  In 1988, she graduated with distinction from the University of Wisconsin-Madison with a B.B.A. in Finance, Investment and Banking.

			N/A	N/A

As of December 31, 2005, officers and directors of the Company beneficially owned [none] of the shares of the Funds’ then outstanding Class A or Class C shares.

As of December 31, 2005, officers and directors of the Company beneficially owned ____% of the Emerging Growth Fund’s then outstanding Class I shares (____% of which was owned through Advisor’s profit sharing plan).  This amount represented ____% of the Emerging Growth Fund’s total outstanding shares, ____% of which was owned through Advisor’s profit sharing plan.

As of December 31, 2005, officers and directors of the Company beneficially owned ____% of the Total Quality Management Fund’s then outstanding Class I shares (____% of which was owned through Advisor’s profit sharing plan).  This amount represented ____% of the Total Quality Management Fund’s total outstanding shares, ____% of which was owned through Advisor’s profit sharing plan.

The following table sets forth the dollar range of shares beneficially owned in each Fund and the Fund Complex by each director as of December 31, 2005.  (Note: The directors only own Class I shares.)  The beneficial ownership is stated using the following ranges:  none, $1-$10,000, $10,001-$50,000, $50,001-$100,000 or over $100,000.

Name of Director	Dollar Range of Equity Securities in the Emerging Growth Fund	Dollar Range of Equity Securities in the Total Quality Management Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in all Registered Investment Companies Overseen by Director in Family of Investment Companies(1)

LeRoy C. Kopp(2)	over $100,000(3)	none	over $100,000(3)

Robert L. Stehlik	$50,001 - $100,000	none	$50,001 - $100,000

Thomas R. Stuart	over $100,000	none	over $100,000

(1)

Includes shares beneficially owned in the Emerging Growth Fund and the Total Quality Management Fund.

(2)

An “interested person” as defined in the 1940 Act.

(3)

$________ of this amount was held through Advisor’s profit sharing plan.

Board Committees

The Board has one standing committee – an Audit Committee.  Pursuant to its charter, the Audit Committee oversees the Company’s accounting and financial policies; oversees the quality, objectivity and integrity of the Company’s financial statements and the independent audit thereof; and is responsible for the appointment, compensation and oversight of the Company’s independent auditor.  During the fiscal year ended September 30, 2005, the Audit Committee met twice.  The Company’s two independent directors, who are not deemed to be “interested persons” under the 1940 Act (the “Independent Directors”) – Mr. Stehlik and Mr. Stuart – form the Audit Committee.

The Board has also established a Valuation Committee of Advisor, which is not a committee of the Board.  The Valuation Committee is responsible for monitoring the valuation of Fund securities and other investments; and, as required, determining the fair value of securities for which market quotations are not readily available, after consideration of all relevant factors, which determinations are subsequently reported to the full Board.  The Valuation Committee meets as necessary and is comprised of Sally A. Anderson, Executive Vice President and Senior Portfolio Manager of Advisor, and Mark Billeadeau, Consultant to Advisor.

Board Compensation

With the exception of Ms. Krill, directors and officers of the Company who are also officers, directors or employees of Advisor do not receive any remuneration from the Company for serving as directors or officers.  Accordingly, Messrs. Kopp, Flakne and Kulka do not receive any remuneration from the Company for their services as directors and/or officers.  Ms. Krill’s fees for serving as the CCO are paid by the Company to Ms. Krill’s law firm.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  The following table provides information relating to the compensation paid to the Independent Directors by the Company during the fiscal year ended September 30, 2005.

Name of Director	Total Compensation Paid to Directors From Fund Complex (1)

Robert L. Stehlik	$15,000

Thomas R. Stuart	$15,000

 (1)

Each Independent Director receives $3,500 for each Board meeting attended, a $1,000 per fiscal year stipend if all such meetings are attended, and reimbursement of reasonable expenses incurred in connection therewith.  The Board held four meetings during fiscal 2005 and both of the Independent Directors attended all four meetings.  Independent Directors may elect to receive their compensation in the form of cash, shares of either series of the Company, or both.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of December 31, 2005, the following persons owned of record or are known by the Emerging Growth Fund to own beneficially 5% or more of a class of the Fund’s outstanding shares:

[To be revised]

Name and Address	Number of Shares			Percentage of Class			Percentage of Fund
	Class A	Class C	Class I	Class A	Class C	Class I

LeRoy C. Kopp 7701 France Avenue South, Ste 500 Edina, MN 55435	N/A	N/A	2,269,240.897	N/A	N/A	27.93%	4.32%

Kopp Holding Company 7701 France Avenue South, Ste 500 Edina, MN 55435	N/A	N/A	2,065,680.699	N/A	N/A	25.43%	3.93%

Muggs & Co. FBO Kopp Holding Company Profit Sharing Plan c/o U.S. Bank, N.A. P.O. Box 1787 Milwaukee, WI 53201-1787	N/A	N/A	804,419.236	N/A	N/A	9.90%	1.53%

Kopp Family Foundation 7701 France Avenue South, Ste 500 Edina, MN 55435	N/A	N/A	702,693.929	N/A	N/A	8.65%	1.34%

Wells Fargo Bank MN NA Custodian FBO Littfin Lumber Company 401K Profit Sharing Plan P.O. Box 1533 Minneapolis, MN 55480-1533	N/A	N/A	650,688.675	N/A	N/A	8.01%	1.24%

Charles Schwab & Co. Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	2,886,034.749	N/A	N/A	7.03%	N/A	N/A	5.50%

MLPF&S for the Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. E FL3 Jacksonville, FL 32246-6484	N/A	247,145.784	N/A	N/A	7.46%	N/A	0.47%

LeRoy C. Kopp owns Kopp Holding Company and has investment power over the shares owned by the Kopp Family Foundation.  Based on the foregoing, as of December 31, 2005, LeRoy C. Kopp owned a controlling interest in the Emerging Growth Fund’s Class I shares; however, no person owned a controlling interest in the Fund.  Any person that beneficially owns more than 25% of the outstanding shares of a Fund may be considered a “controlling person” of the Fund.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of December 31, 2005, the following persons owned of record or are known by the Total Quality Management Fund to own beneficially 5% or more of the outstanding shares of the Fund:

[To be revised]

Name and Address	Number of Shares			Percentage of Class			Percentage of Fund
	Class A	Class C	Class I	Class A	Class C	Class I

Merlin O. & Jean E. Nelson Trustees Nelson Family Trust 9610 40th Ave. CT NW Gig Harbor, WA 92332-8802	n/a	3,927.789	n/a	n/a	14.88%	n/a	0.20%

Piper Jaffray for the sole benefit of its customers 706 2nd Avenue S. Minneapolis, MN 55402-3003	n/a	1,910.655	n/a	n/a	7.24%	n/a	0.10%

Donald D. & Joyce M. Knudtson Trustees Donald D. & Joyce M. Knudtson Trust 3310 Quincy Avenue Madison, WI 53704-4321	n/a	1,551.554	n/a	n/a	5.88%	n/a	0.08%

Irene V. Nelson 620 Westchester Drive Rockford, IL 61107-4761	n/a	1,477.441	n/a	n/a	5.60%	n/a	0.07%

Charles Schwab & Co. Inc. Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	144,169.896	n/a	n/a	30.70%	n/a	n/a	7.30%

Irvin L. & Marianne Kilker 6140 Murray Court Shorewood, MN 55331-3153	78,438.204	n/a	n/a	16.70%	n/a	n/a	3.97%

Piper Jaffray 800 Nicollet Mall Minneapolis, MN 55402-7020	27,544.801	n/a	n/a	5.86%	n/a	n/a	1.39%

Based on the foregoing, as of December 31, 2005, no person owned a controlling interest in any class of shares of the Total Quality Management Fund.

INVESTMENT ADVISOR

Effective June 7, 2004, Advisor succeeded Robinson Capital Management, Inc. (“Robinson”) as the investment advisor for the GSI Fund pursuant to an interim investment advisory agreement.  When the GSI Fund was acquired by the Total Quality Management Fund on September 30, 2004, Advisor continued as the investment advisor for the Total Quality Management Fund pursuant to the investment advisory agreement described below.

Advisor and the Distributor are wholly-owned subsidiaries of Kopp Holding Company, LLC, which is controlled by LeRoy C. Kopp, the Chairman, Chief Executive Officer, President and Chief Investment Officer of Advisor.  John P. Flakne is the Executive Vice President, Chief Financial Officer and Secretary of Advisor, Pamela M. Krill is the Chief Compliance Officer of Advisor, and Gregory S. Kulka is the Executive Vice President-Marketing of Advisor.  Mr. Kopp is also the sole Governor of the Distributor, Mr. Flakne is the Chief Executive Officer, Chief Financial Officer, Secretary, Chief Compliance Officer and AML Compliance Officer of the Distributor, and Mr. Kulka is the Vice President–Marketing of the Distributor.

The investment advisory agreement between the Company and Advisor is dated as of October 1, 1997, as amended (the “Advisory Agreement”), and, with respect to the Total Quality Management Fund, has an initial term of two years from September 30, 2004 and is required to be approved annually thereafter by the Board on behalf of the Fund or by vote of a majority of the outstanding voting securities of the Fund.  With respect to the Emerging Growth Fund, the Advisory Agreement is now required to be approved annually by the Board on behalf of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.  Each annual renewal must also be approved by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement with respect to the Funds was most recently approved on August 8, 2005 by the full Board and by a majority of the Independent Directors.  The Advisory Agreement is terminable without penalty on 60 days’ written notice by the Board, by vote of a majority of a Fund’s outstanding voting securities, or by Advisor, and will terminate automatically in the event of its assignment.

When the Board reviewed the Advisory Agreement with respect to the Funds on August 8, 2005, it was provided with materials relating to, and considered and evaluated, the following key items:  (i) the terms and conditions of the agreement, including the nature, extent, and quality of the services provided to the Funds by Advisor; (ii) a comparison of the Funds’ fees and expenses in relation to various industry averages; (iii) the costs incurred by Advisor in providing advisory services to the Funds and the profitability of the Funds to Advisor; (iv) the performance of the Emerging Growth Fund since the Fund commenced operations on October 1, 1997 and the performance of the Total Quality Management Fund since Advisor began managing it on October 1, 2004; and (v) the directors’ legal duties in considering the approval of the agreement.

The Board’s analysis of the nature, extent and quality of Advisor’s services to the Funds took into account knowledge gained over the course of interacting with Advisor during the Board’s regular quarterly meetings throughout the year.  In addition, the Board considered Advisor’s resources and personnel involved in providing investment management services to the Funds, including the extensive experience and comprehensive qualifications of such personnel.  The Board also considered that the Advisor provided other services to the Funds, such as selection of broker-dealers for execution of portfolio transactions, monitoring adherence to the Funds’ investment restrictions, providing support services to the Board, oversight of the Funds’ other service providers, and monitoring compliance with other applicable securities laws and regulations.  The Board concluded that the nature, extent and quality of the services provided by Advisor to the Funds was appropriate and that the Funds were likely to continue to benefit from services provided under the Advisory Agreement.

Moreover, the Board examined the fee and expense information for the Funds relative to other funds of comparable size, character and investment objective as determined by Lipper.  The Board noted that the Emerging Growth Fund’s investment management fee was in the fourth quartile relative to peer funds, and also observed that the Fund’s total expense ratio for Class A, Class I and Class C shares was in the third quartile, second quartile and fourth quartile, respectively, relative to the Fund’s peers.  The Board noted that the Total Quality Management Fund’s investment management fee was in the fourth quartile relative to peer funds, but also observed that the Fund’s total expense ratio, after the Fund’s expense limitation was considered, was in the second quartile relative to the Fund’s peers.  The Board also considered the costs incurred by Advisor in providing investment management services to the Funds and the profitability of the Funds to Advisor.  In this regard, the Board considered the expense limitation agreement in place for the Total Quality Management Fund, which will continue through September 2006, and Advisor’s investment in propriety research, which benefits the Funds as well as other clients.  The Board noted that Advisor received minimal ancillary benefits from its association with the Funds in the form of soft dollar research.  In light of the foregoing, the Board concluded that the Funds’ fees and expenses were reasonable with respect to the services provided.

The Board considered the recent performance of the Emerging Growth Fund as well as the Fund’s performance since its inception, noting that the Fund’s performance had been below its benchmark index.  In this regard, the Board discussed Advisor’s quarterly portfolio commentary and review of the Fund’s performance, including the reasons for the Fund’s underperformance during certain periods.  The Board also considered the performance of the Total Quality Management Fund since Advisor took over as investment manager, noting that the Fund had outperformed its benchmark index during this time period.  After considering this information, the Board concluded that the Funds and their respective shareholders were likely to benefit from Advisor’s continued management of the Funds.

On the basis of its review and the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Funds’ shareholders.

Under the terms of the Advisory Agreement, Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board.  At its expense, Advisor provides office space and all necessary office facilities, equipment, and personnel for managing the investments of the Funds.  As compensation for its services, each Fund pays Advisor an annual management fee of 1.00% of its average daily net assets attributable to each class of shares.  The advisory fee is accrued daily and paid monthly.

Advisor may from time to time voluntarily (but is not required or obligated to) waive all or a portion of its fee and/or reimburse all or a portion of class operating expenses.  With respect to the Total Quality Management Fund, through September 2006, Advisor has agreed to waive its management fee and/or reimburse expenses to the extent such fees or expenses would cause the total operating expenses of any class of shares of the Fund to exceed 1.50% of the average daily net assets of the respective class.  Advisor may recover previously waived management fees.

Advisor received the following management fees from the Emerging Growth Fund for the periods indicated:

	Fiscal Year Ended September 30,
	2005	2004	2003
Class A	$2,988,934	$4,200,978	$3,089,883
Class C	$ 234,095	$ 324,869	$ 191,669
Class I	$ 754,333	$ 839,156	$ 509,757

Advisor received the following management fees from the Total Quality Management Fund for the period indicated:

Fiscal Year Ended September 30, 2005
Class A	$ 25,353
Class C	$ 1,012
Class I	$ 112,895

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectuses under “Fund Management and Distribution,” the portfolio managers listed below (the “Portfolio Managers”) are responsible for the management of the Funds and the other accounts set forth in the following table.  The Portfolio Managers do not manage any pooled investment vehicle, other than the Funds.  In addition, none of Advisor’s clients pays a performance-based fee to Advisor.

Other Accounts Managed by the Portfolio Managers(1)

	Other Registered Investment Companies		Other Accounts Managed by Portfolio Managers
Portfolio Manager	Number	Total Assets	Number	Total Assets

Sally A. Anderson	None	$0	1,236	$869,739,201
Steven F. Crowley	None	$0	21	$ 9,109,601
LeRoy C. Kopp	None	$0	1,236	$869,739,201

 (1)  As of September 30, 2005.

In addition to the Funds, the other accounts managed by the Portfolio Managers consist of a number of separate accounts.  All of these accounts are managed using the same strategies employed by each of the respective Funds.  Advisor manages potential conflicts of interest between the Funds and these other accounts through trade allocation policies and oversight by Advisor’s compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where the Funds and/or other accounts participate in transactions involving the same securities.  It is Advisor’s policy to aggregate client transactions where possible and when advantageous to clients.  In these instances, clients participating in an aggregated transaction will receive an average share price and transaction costs will be shared equally and on a pro rata basis.  Advisor’s trade allocation policies prohibit any allocation of trades in a manner that Advisor’s proprietary accounts, affiliated accounts or any particular client or group of clients receive more favorable treatment than other client accounts.  When trades are not aggregated, Advisor may employ a cuing system that grants priority to different accounts at different times, or shares may be allocated on the basis of the priority in which the orders are received by the trading department.

Compensation of Portfolio Managers

Advisor compensates the Portfolio Managers with a base salary, which is a fixed amount based on their level of experience and responsibilities.  Advisor does not currently offer any incentive bonus programs to employees.  The Portfolio Managers do, however, participate in Advisor’s profit sharing plan and are provided with other benefits; however, neither the plan nor these other benefits discriminate in scope, terms or operation in favor of the Portfolio Managers and are available generally to all salaried employees.

Ownership of Fund Shares by Portfolio Managers

The following table sets forth the dollar range of Fund shares beneficially owned by the Portfolio Managers as of September 30, 2005, stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

Dollar Range of Equity Securities Beneficially Owned(1)

Portfolio Manager	Emerging Growth Fund	Total Quality Management Fund

Sally A. Anderson	over $1,000,000	$10,001-50,000
Steven F. Crowley	$100,001-$500,000	$100,001-$500,000
LeRoy C. Kopp	over $1,000,000	none

 (1)  Beneficial ownership is determined in accordance with Rule 16(a)-1(a)(2) under the Securities Exchange Act of 1934, as amended.

PROXY VOTING POLICIES

The Board has adopted proxy voting policies and procedures on behalf of the Funds that delegate the authority to vote proxies to Advisor, subject to the supervision of the Board.  The proxy voting policies and procedures provide that, in the event of a conflict between the interests of Advisor and a Fund with regard to a proxy vote, the Board has delegated its authority to the Independent Directors and the proxy voting direction in such a case shall be determined by a majority of the Independent Directors.

Advisor’s proxy voting policies and procedures generally provide that Advisor will decide how to vote proxies on various issues on a case-by-case basis, with the intention being to vote all proxies in the best interest of the shareholders.  Advisor has adopted proxy voting guidelines that may be employed when considering how to vote proxies.  In situations where Advisor’s interests conflict, or appear to conflict, with client interests, Advisor will take one of the following steps to resolve the conflict:

•

Vote the securities based on a pre-determined voting guideline if the application of the guideline to the matter presented involves little or no discretion on Advisor’s part;

•

Vote the securities based upon the recommendation of an independent third party, such as a proxy voting service;

•

Refer the proxy to the client or to a fiduciary of the client for voting purposes;

•

Suggest that the client engage another party to determine how the proxy should be voted; or

•

Disclose the conflict to the client and obtain the client’s direction to vote the proxies.

The Funds’ proxy voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 888-533-KOPP; and by accessing the SEC’s website at http://www.sec.gov.

FUND TRANSACTIONS AND BROKERAGE

Under the Advisory Agreement, Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the charges to be paid on such transactions, and the allocation of portfolio brokerage and principal business.  Trades may be done with brokers, dealers and, on occasion, issuers.  Remuneration for trades may include commissions, commission-equivalent charges, dealer spreads, mark-ups and mark-downs.

In executing transactions on behalf of the Funds, Advisor has no obligation to deal with any particular broker or dealer.  Rather, Advisor seeks to obtain the best qualitative execution.  The best net price is an important factor, but Advisor also considers the full range and quality of a broker’s services, as described below.  Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on any particular transaction.

Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), permits an investment advisor, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction.  Brokerage and research services include:

•

furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

•

furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy and the performance of accounts; and

•

effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers, Advisor considers investment and market information and other research, such as economic, securities and market research provided by such brokers and the quality and reliability of brokerage services, including execution capability and financial responsibility.  Accordingly, the charge by any such broker may be greater than the amount another firm might impose if Advisor determines in good faith that the amount of such charge is reasonable in relation to the value of the research information and brokerage services provided by such broker.  Advisor believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.  Any such higher charge will not, however, be paid by a Fund unless:

•

Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Advisor’s overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion;

•

such payment is made in compliance with applicable state and federal laws; and

•

in the opinion of Advisor, the total charges to the Fund are reasonable in relation to the benefits to the Fund over the long term.

Advisor places portfolio transactions for other advisory accounts in addition to the Funds.  Research services furnished by firms through which the Funds effect securities transactions may be used by Advisor in servicing all of its accounts; that is, not all of such services may be used by Advisor in connection with the Funds.  Advisor believes it is not possible to measure separately the benefits from research services received by each of the accounts (including the Funds) managed by it.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services will vary.  Advisor believes any such costs to the Funds, however, will not be disproportionate to the benefits received by the Funds on a continuing basis.

Since January 1, 2000, Advisor has allocated to the Emerging Growth Fund all securities purchased in initial public offerings in which Advisor’s clients have the opportunity to participate.  Advisor believes that through this policy, the greatest number of its clients, direct and indirect, will benefit.  Of course, no assurance can be made that any such allocations to the Emerging Growth Fund will be profitable to its shareholders.  Advisor expects that, at the present rate of such allocations, such allocations will not have a material effect on the Emerging Growth Fund’s performance.

Advisor generally seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds.  Other than as described above in relation to the Emerging Growth Fund, there can be no assurance that a particular purchase or sale opportunity will be allocated to the Funds.  In making allocations between the Funds and other advisory accounts, certain factors considered by Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

The aggregate amount of brokerage commissions paid by the Emerging Growth Fund for the fiscal years ended September 30, 2005, 2004 and 2003 was $1,122,173, $622,292, and $1,213,030.  The significant increase in commissions paid in fiscal 2003 was attributable to NASDAQ’s implementation of disclosure of explicit commissions on NASDAQ OTC institutional trades.  The disclosure of commissions may improve the transparency of the market and may reduce trading costs by facilitating the evaluation of order execution.  The Emerging Growth Fund did not pay any commissions to affiliated broker-dealers during fiscal 2005, 2004 or 2003 and the Fund did not acquire securities of any of its regular brokers or dealers or their parents during fiscal 2005.  During fiscal 2005, the Emerging Growth Fund did not pay brokerage commissions with respect to transactions for which research services were provided, and neither the Fund nor Advisor had any agreement or understanding with any broker or dealer to direct Fund brokerage to such broker or dealer because of research services provided to the Fund.

The aggregate amount of brokerage commissions paid by the Total Quality Management Fund for the fiscal year ended September 30, 2005 was $11,114.  The Fund’s predecessor, the GSI Fund, paid brokerage commissions aggregating $4,018, $4,474 and $48,910 for the period from December 1, 2003 through September 30, 2004 and for the fiscal years ended November 30, 2003 and 2002, respectively.  The significantly higher brokerage fees in fiscal 2002 resulted from Robinson’s rebalancing of the GSI Fund’s portfolio to select common stocks of companies that have implemented a quality management system in an effective fashion and have scored well enough to be included in the Q-100® Index.  The Total Quality Management Fund did not pay any commissions to affiliated broker-dealers during fiscal 2005, the period from December 1, 2003 through September 30, 2004 or for the fiscal years ended November 30, 2003 and 2002, and the Fund did not acquire securities of any of its regular brokers or dealers or their parents during fiscal 2005.  During fiscal 2005, the Total Quality Management Fund did not pay brokerage commissions with respect to transactions for which research services were provided, and neither the Fund nor Advisor had any agreement or understanding with any broker or dealer to direct Fund brokerage to such broker or dealer because of research services provided to the Fund.

Advisor has a soft dollar arrangement with two of its regular brokers pursuant to which soft dollars may be used to reimburse brokers for research provided to all clients of Advisor, including the Funds.  Soft dollars are not accrued from Fund trades.  The Funds do not direct brokerage to broker-dealers in exchange for their agreement to sell Fund shares.

The portfolio turnover rate for the Emerging Growth Fund for the fiscal years ended September 30, 2005 and 2004 was 19.3% and 11.0%, respectively.  The portfolio turnover rate for the Total Quality Management Fund for the fiscal year ended September 30, 2005, for the period from December 1, 2003 through September 30, 2004 and for the fiscal year ended November 30, 2003 was 35.1%, 6% and 50%, respectively.  The portfolio turnover rate indicates changes in a Fund’s securities holdings and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  Generally, if all the securities in a Fund at the beginning of a period are replaced by the end of the period, the turnover rate would be 100%.

The Company, on behalf of the Funds, Advisor and the Distributor have, collectively, adopted a Code of Ethics, as required by Rule 17j-1 of the 1940 Act.  The Code of Ethics permits personnel of Advisor and the Distributor to invest in securities for their own accounts, including securities held or to be purchased by the Funds.  Under the Code of Ethics, all personnel are subject to various restrictions on their personal trading.  The Code of Ethics is on public file with, and available from, the SEC.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

As custodian of the Funds’ assets, U.S. Bank, N.A. (“U.S. Bank”), P.O. Box 701, Milwaukee, Wisconsin 53201, has custody of all securities and cash of the Funds, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments, if any, and performs other duties, all as directed by the officers of the Funds.  The Company has a $50,000,000 secured line of credit with U.S. Bank, which is to be used (if at all) specifically for the Emerging Growth Fund (not the Total Quality Management Fund).  Any borrowings under this line of credit would be for liquidity purposes only.  The Emerging Growth Fund has not yet drawn from the line of credit.  U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, acts as transfer agent and dividend-disbursing agent for the Funds (the “Transfer Agent”).

ADMINISTRATOR AND FUND ACCOUNTANT

The Transfer Agent also provides administrative and fund accounting services to the Funds pursuant to separate administration and fund accounting agreements dated as of October 1, 1997, as amended, and October 27, 2005, respectively (the “Administration Agreement” and the “Fund Accounting Agreement,” respectively).  Under these Agreements, the Transfer Agent:

•

calculates the daily net asset value of each class of shares;

•

prepares and files all federal and state tax returns;

•

oversees the Funds’ insurance relationships;

•

participates in the preparation of registration statements, proxy statements, and reports;

•

prepares compliance filings relating to the registration of the Funds’ shares pursuant to state securities laws;

•

monitors the Funds’ compliance with federal securities laws;

•

prepares financial statements for annual and semi-annual reports;

•

monitors the Funds’ expense accruals and performs securities valuations;

•

monitors the Funds’ status as regulated investment companies under the Code;

•

monitors compliance with the Funds’ investment policies; and

•

generally assists in the Funds’ administrative operations.

For the foregoing services, the Transfer Agent receives from the Emerging Growth Fund the following fees, computed daily and payable monthly based on the average net assets per class of shares:

•

pursuant to the Administration Agreement, the Transfer Agent receives a fee at the annual rate of 8.00 of 1% on the first $200 million; 6.00 of 1% on the next $400 million; and 4.00 of 1% on the balance; subject to an annual minimum fee of $30,000 (for first class of shares), $20,000 (for next three classes) and $15,000 (for additional classes), plus out-of-pocket expenses; and

•

pursuant to the Fund Accounting Agreement, the Transfer Agent receives a fee of $45,000 on the first $100 million, 1.875 of 1% on the next $200 million and 1.125 of 1% on average net assets in excess of $300 million, plus out-of-pocket expenses.

For the fiscal years ended September 30, 2005, 2004 and 2003, the Transfer Agent received from the Emerging Growth Fund $304,056, $360,130 and $220,668, respectively, for its services under the Administration Agreement and $94,029, $116,019 and $86,289, respectively, for its services under the Fund Accounting Agreement.

For the services set forth above, the Transfer Agent receives from the Total Quality Management Fund the following fees, computed daily and payable monthly based on the average net assets per class of shares:

•

pursuant to the Administration Agreement, the Transfer Agent receives a fee at the annual rate of 8.00 of 1% on the first $200 million; 6.00 of 1% on the next $400 million; and 4.00 of 1% on the balance; subject to an annual minimum fee of $30,000 in year 1, $40,000 in year 2 and $50,000 in years 3 and beyond, plus out-of-pocket expenses; and

•

pursuant to the Fund Accounting Agreement, the Transfer Agent receives a fee of $24,000 on the first $50 million in year 1 and $30,000 on the first $50 million in years 2 and beyond; 1.1875 of 1% on the next $250 million; and 1.125 of 1% on average net assets in excess of $300 million, plus out-of-pocket expenses.

For the fiscal year ended September 30, 2005, the Transfer Agent received from the Total Quality Management Fund $30,138 for its services under the Administration Agreement and $28,213 for its services under the Fund Accounting Agreement.

ANTI-MONEY LAUNDERING PROGRAM

The Company, on behalf of the Funds, has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent has established proper anti-money laundering procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including the Office of Foreign Asset Control (OFAC), and undertake a complete and thorough review of all new account applications.

Pursuant to the USA PATRIOT Act and the Program, the Funds may be required to “freeze” the account of a shareholder or take other action if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons.

DISTRIBUTOR

Under a distribution agreement dated as of October 1, 1997, as amended (the “Distribution Agreement”), the Distributor acts as principal distributor of the Funds’ shares.  The Distributor’s principal business address is 7701 France Avenue South, Suite 500, Edina, Minnesota 55435.  The Distributor is a wholly-owned subsidiary of, and is controlled by, Kopp Holding Company, LLC, which in turn is controlled by LeRoy C. Kopp.  Mr. Kopp indirectly controls Advisor.  Accordingly, the Distributor and Advisor are affiliated entities.

The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds’ shares, which shares are offered for sale continuously at (i) net asset value per share plus a maximum initial sales charge of 3.50% of the offering price, in the case of Class A shares, and (ii) net asset value per share without the imposition of a front-end sales charge, in the case of Class C and Class I shares.  Investments in Class A shares above $1 million are not assessed an initial sales charge.  However, the Distributor may impose a contingent deferred sales charge (“CDSC”) of up to 1% on such shares redeemed within 24 months of purchase.  The Distributor may also impose a CDSC of up to 1% on Class C shares redeemed within 12 months of purchase.  In addition, redemptions of Class A and Class C shares made within 30 days of purchase may be charged a redemption fee of 2%.  Redemptions of Class I shares made within 24 months of purchase may be charged a redemption fee of 2%.  Any sales charges assessed become the property of the Distributor, while the redemption fees are the property of the Funds.

The Funds do not currently have any arrangements that result in breakpoints in, or the elimination of, sales charges or redemption fees for directors and/or other affiliated persons of the Funds, although the Funds may waive the initial minimum investment requirements for such persons with respect to their purchases of Class I shares.  The Total Quality Management Fund has agreed to waive (i) the Class I redemption fee for 24 months from the inception of the Fund (September 30, 2004) and (ii) the initial and subsequent investment minimums, for former GSI Fund shareholders who became Fund shareholders as a result of the Acquisition.  Certain waivers and/or reductions of sales charges and redemption fees are available to other persons and institutions, as described in the Prospectuses under the heading “Your Account.”

With respect to Class A shares, the Distributor may pay a portion of the applicable initial sales charge due upon the purchase of such shares to the broker-dealer, if any, involved in the trade, as follows:

Dollar Amount of Shares Purchased	Initial Sales Charge(1)	Portion of Initial Sales Charge Paid to Broker-Dealer(1)(2)

Up to $99,999	3.50%	3.00%
$100,000 - $249,999	3.00%	2.55%
$250,000 - $499,999	2.00%	1.70%
$500,000 - $999,999	1.00%	0.85%
$1,000,000 - $4,999,999	None	None(3)

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(1)

Reflected as a percentage of the offering price of Class A shares.  The offering price is the sum of the net asset value per share plus the initial sales charge indicated in the table (“Offering Price”).

(2)

At the discretion of the Distributor, all sales charges may at times be paid to the broker-dealer, if any, involved in the trade.  A broker-dealer paid all or substantially all of the sales charge may be deemed an “underwriter” under the 1933 Act.

(3)

The Distributor may, in its discretion and out of its own assets, pay a commission of up to 1% to broker-dealers who initiate and are responsible for purchases of Class A shares between $1,000,000 and $4,999,999.  The Distributor may also pay a commission of up to 1% to broker-dealers who initiate and are responsible for purchases of Class C shares.  Under these circumstances, the Distributor would retain the Rule 12b-1 fees applicable to the Class C shares for the first twelve months, after which the Rule 12b-1 fees would become payable to the broker-dealer of record.  See “Distribution and Shareholder Servicing Plan.”

Pursuant to the terms of the Distribution Agreement, the Distributor bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund shares.  Certain of these expenses may be reimbursed pursuant to the terms of the Rule 12b-1 distribution and shareholder servicing plan (the “Rule 12b-1 Plan” or the “Plan”) discussed below.  As of September 30, 2005, the Emerging Growth Fund and the Total Quality Management Fund had accumulated $739,271 and $28,980, respectively, of unreimbursed distribution and shareholder servicing fees.  Upon termination of the Rule 12b-1 Plan, the Funds are not contractually obligated to pay these excess fees to the Distributor.  As such, these amounts have not been recorded as a liability of either Fund.

As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Class A shares; (ii) the CDSC from redemptions of Class A and Class C shares, if applicable; and (iii) the Rule 12b-1 fees payable with respect to the Class A and Class C shares (as described under “Distribution and Shareholder Servicing Plan”).

For the Emerging Growth Fund’s fiscal years ended September 30, 2005, 2004 and 2003, the aggregate dollar amount of initial sales charges imposed on purchases of Class A shares was $118,438, $690,149 and $876,047; the aggregate dollar amount of CDSCs imposed on redemptions of Class A or Class C shares was $31,567, $34,133 and $8,191; and the aggregate dollar amount of Rule 12b-1 fees payable with respect to Class A or Class C shares was $1,280,609, $1,801,814 and $1,273,123.  Of these amounts, the Distributor retained $26,465, $139,658 and $172,123 from Class A sales charges; $31,567, $34,133 and $8,191 from Class A and/or Class C CDSCs; and $133,698, $211,924 and $133,859 from Class A and Class C 12b-1 fees.

For the Total Quality Management Fund’s fiscal year ended September 30, 2005, the aggregate dollar amount of initial sales charges imposed on purchases of Class A shares was $45,852; the aggregate dollar amount of CDSCs imposed on redemptions of Class A or Class C shares was $161; and the aggregate dollar amount of Rule 12b-1 fees payable with respect to Class A or Class C shares was $21,222.  Of these amounts, the Distributor retained $6,240 from Class A sales charges; $161 from Class A and/or Class C CDSCs; and $2,637 from Class A and Class C 12b-1 fees.

The following table provides information with respect to all compensation received by the Distributor from the Funds during the fiscal year ended September 30, 2005:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)

Centennial Lakes Capital, LLC	$32,705	$31,728	$0	$136,335

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(1)  This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Description of Plan

On behalf of the Funds and with respect to each class of shares, the Company has adopted the Rule 12b-1 Plan under the 1940 Act pursuant to which certain distribution and shareholder servicing fees may be paid to the Distributor.  Under the terms of the Rule 12b-1 Plan, the Class A and Class I shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of a Fund attributable to each class (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of a Fund attributable to each class (computed on an annual basis).  Payments under the Rule 12b-1 Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee; the Funds currently have no intention of paying any Rule 12b-1 fees in connection with the Class I shares.  The Rule 12b-1 Plan also provides that the Class C shares may be required to pay the Distributor (i) a distribution fee of up to 0.75% of the average daily net assets of a Fund attributable to such class (computed on an annualized basis) and (ii) a shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund attributable to such class (computed on an annual basis).  The Funds currently intend to make payments under the Rule 12b-1 Plan with respect to the Class C shares to the maximum extent allowable under such Plan.  The Distributor is authorized, in turn, to pay all or a portion of these fees to any registered securities dealer, financial institution or other person (“Recipient”) who renders assistance in distributing or promoting the sale of the Funds’ shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (a “Rule 12b-1 Related Agreement”).

To the extent 12b-1 fees are not paid to a Recipient, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses.  In addition, the Distributor and Advisor may from time to time (but are not obligated to) make payments from their own resources to compensate others, including financial intermediaries with whom the Distributor or Advisor has entered into written agreements, for, among other things, performing shareholder servicing, and related administrative functions.  The Distributor or Advisor will determine the amount to be paid to such entities, including financial intermediaries and broker-dealers, provided that such amounts will not increase the amount that a Fund is allowed to pay under the Rule 12b-1 Plan if reimbursement is sought under Rule 12b-1.  For example, in the Distributor’s discretion and out of its own assets, the Distributor may elect to pay a 1% commission to a Recipient upon the purchase of Class C shares, in which case the Distributor will retain all of the Rule 12b-1 fees as computed under the Rule 12-b Plan for the first twelve months after the date of purchase.  In this instance, payment the Rule 12b-1 fees to the Recipient begins in the thirteenth month after date of purchase, assuming the shares remain outstanding.  If the shares have been redeemed, a CDSC of 1% may be assessed against the shareholder and retained by the Distributor.

The Rule 12b-1 Plan is a “reimbursement” plan, which means that the fees paid by a Fund under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees.  If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Rule 12b-1 Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid.  No interest, carrying, or other finance charges will be borne by a Fund with respect to unpaid amounts carried forward.  If the Rule 12b-1 Plan is terminated before the Distributor can be fully reimbursed, a Fund is not contractually obligated to pay these costs, although the Board could approve this payment to the Distributor.

Payment of the distribution and servicing fees is to be made quarterly after the Distributor forwards to the Board a written report of all amounts expensed pursuant to the Rule 12b-1 Plan; provided, however, that the aggregate payments by a Fund under the Plan to the Distributor and all Recipients currently may not exceed 0.35% (on an annualized basis) with respect to the Class A and 1.00% (on an annualized basis) with respect to the Class C shares, of the average daily net assets of the Fund attributable to each such class of shares for that quarter.

Payments under the Rule 12b-1 Plan are to reimburse the Distributor for expenses incurred in connection with (i) the promotion and distribution of a Fund’s Class A, Class I and Class C shares and (ii) the provision of personal services to the shareholders of each class.  These expenses may include, but are not limited to, printing and mailing prospectuses and financial reports to other than current shareholders; preparing, printing and distributing advertising material and sales literature; and compensation of broker-dealers.

From time to time, the Distributor may engage in activities that jointly promote the sale of shares of one or more classes of shares, the cost of which may not be readily identifiable as related to any one class.  Generally, the distribution expenses attributable to such joint distribution activities will be allocated among each class of shares on the basis of its respective net assets, although the Board may allocate such expenses in any other manner it deems fair and equitable.

The Rule 12b-1 Plan, including forms of the Rule 12b-1 Related Agreement relating Class A, Class I and Class C shares, has been unanimously approved by the Board and, voting separately, by all of the members of the Board who are Independent Directors and who have no direct or indirect financial interest in the operation of the Plan or any Rule 12b-1 Related Agreements.

The Rule 12b-1 Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board, and of the Independent Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable.  In addition, the Rule 12b-1 Plan, and any Rule 12b-1 Related Agreement, may be terminated with respect to any class at any time, without penalty, by vote of a majority of the outstanding voting securities of the applicable class, or by vote of a majority of the Independent Directors (on not more than 60 days’ written notice in the case of the Rule 12b-1 Related Agreement only).

Amounts Expensed Under the Rule 12b-1 Plan

For the fiscal year ended September 30, 2005, the Emerging Growth Fund paid out $1,280,609 under the Rule 12b-1 Plan.  Of this amount, $12,167 was spent on advertising, $9,600 was spent on printing and mailing prospectuses to other than current shareholders and $1,258,842 was spent on compensation to broker-dealers.  The Distributor retained $133,698 of the amounts expensed under the Rule 12b-1 Plan in connection with the Emerging Growth Fund in fiscal 2005.  In fiscal 2005, the Distributor also recouped $3,590 of unreimbursed expenses which were incurred by the Emerging Growth Fund in prior years.  As of September 30, 2005, unreimbursed expenses which were incurred by the Distributor under the Rule 12b-1 Plan in connection with the Emerging Growth Fund and which have been carried forward to fiscal 2006 amount to $739,271 (or 0.27% of the net assets attributable to the Fund’s Class A and Class C shares as of September 30, 2005).

For the fiscal year ended September 30, 2005, the Total Quality Management Fund paid out $21,222 under the Rule 12b-1 Plan.  Of this amount, $21 was spent on advertising, $1,150 was spent on printing and mailing prospectuses to other than current shareholders and $20,051 was spent on compensation to broker-dealers.  The Distributor retained $2,637 of the amounts expensed under the Rule 12b-1 Plan in connection with the Total Quality Management Fund in fiscal 2005.  As of September 30, 2005, unreimbursed expenses which were incurred by the Distributor under the Rule 12b-1 Plan in connection with the Total Quality Management Fund and which have been carried forward to fiscal 2006 amount to $28,980 (or 0.43% of the net assets attributable to the Fund’s Class A and Class C shares as of September 30, 2005).

Interests of Certain Persons

Advisor, in its capacity as the Funds’ investment advisor, has an indirect financial interest in the Rule 12b-1 Plan, and the Distributor, in its capacity as principal distributor of Fund shares, has a direct financial interest in the Plan.  LeRoy C. Kopp has an indirect interest in the Rule 12b-1 Plan through his control of Advisor and the Distributor.  No other “interested person” of the Funds, as defined in the 1940 Act, and no Independent Director has or had a direct or indirect financial interest in either the Rule 12b-1 Plan or any Rule 12b-1 Related Agreement.

Anticipated Benefits to the Fund

The Board considered various factors in connection with its decision to approve the Rule 12b-1 Plan, including:

•

the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;

•

the way in which the Plan addresses those circumstances, including the nature and amount of expenditures;

•

the nature of the anticipated benefits;

•

the merits of possible alternative plans or pricing structures;

•

the relationship of the Plan to other distribution efforts of the Fund, including the sales charge on Class A shares; and

•

the possible benefits of the Plan to any other person relative to those of the Funds.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Rule 12b-1 Plan was reasonably likely to benefit the Funds and the Funds’ shareholders in at least one or several potential ways.  Specifically, the Board concluded that the Distributor and any Recipients operating under Rule 12b-1 Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Funds if a Rule 12b-1 plan were not in place to reimburse them, thus making the adoption of the Rule 12b-1 Plan important to the initial success and, thereafter, continued viability of the Funds.  In addition, the Board determined that the payment of Rule 12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders.  Finally, the Rule 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will monitor the distribution and shareholder servicing expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding annually whether to continue the Rule 12b-1 Plan.

PURCHASE, EXCHANGE AND PRICING OF SHARES

Purchase of Shares

The Funds offer three classes of shares:  Class A, Class C and Class I.  As discussed above under the heading “Distributor,” the Class A shares are offered and sold subject to an initial sales charge (with certain exceptions), while the Class C and Class I shares are offered and sold without being subject to an initial sales charge.  In addition, a CDSC may be charged on certain redemptions of Class A and Class C shares and a redemption fee may be charged on certain redemptions of all shares.  Please see “Your Account” in the Prospectuses for more information.

As noted above, Class A shares may be purchased without the imposition of an initial sales charge under certain circumstances.  In addition, the initial sales charge may be reduced if multiple purchases of Class A shares are combined.  You may combine purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule by participating in either the Funds’ Right of Accumulation (“ROA”) program or by executing a Letter of Intent (“LOI”).

•

Right of Accumulation.  You may combine your new purchase of Class A shares with shares currently owned in Class A and Class C for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  You may combine shares already held by you, your spouse, and your minor children or you and members of a “qualified group.” A “qualified group” is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Fund shares at a discount, has more than ten members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investments to the Funds, and meets other uniform criteria that allow the Distributor to achieve cost savings in distributing shares of the Funds.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value at the Offering Price of all other shares you own.  To receive the ROA, at the time of purchase, you must give your investment professional, the Distributor or the Transfer Agent sufficient information to determine whether the purchase will qualify for a reduced sales charge.

•

Letter of Intent.  By signing a LOI you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of the Funds’ Class A shares excluding money market funds.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time, the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  By signing the purchase application and checking the box labeled “Letter of Intent,” you grant to the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if you do not fulfill your undertaking.  Signing a LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge.  For more information on the LOI, please contact your investment professional, the Distributor or the Transfer Agent.  You may reach the Distributor or the Transfer Agent by calling 1-888-533-KOPP.

The Funds also offer an Automatic Investment Plan (“AIP”), which is a method of using dollar cost averaging.  Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at a regular time interval.  By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.  A program of regular investment cannot ensure a profit or protect against a loss from declining markets.

The AIP allows you to make regular, systematic investments in Class A or Class C shares of the Funds from your bank checking account.  The minimum initial investment for investors using the AIP is $3,000.  The AIP is generally not available to Class I shareholders; however, former GSI Fund shareholders who became Class I shareholders of the Total Quality Management Fund as a result of the Acquisition may participate in the AIP with respect to additional purchases of Class I shares.  If you elect this option, all dividends and capital gain distributions will be automatically reinvested in Fund shares.  With respect to Class A shares, the sales charge on future purchases may be reduced by using the Funds’ ROA or LOI.  To establish the AIP, complete the appropriate section in the account application.  Under certain circumstances (such as discontinuation of the AIP before the minimum initial investment is reached), the Funds reserve the right to close your account.  Prior to closing any account for failure to reach the minimum initial investment, the Funds will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment.  Your account may be closed in periods of declining share prices.

Under the AIP, you may choose to make investments on certain days of each month (at least seven days apart) in amounts of $50 or more.  There is no service fee charged by the Funds for participating in the AIP.  However, a service fee of $25 will be deducted from your Fund account for any AIP purchase that does not clear.  Your financial institution must be a member of the Automated Clearing House in order to participate in this program.  We are unable to debit mutual fund or pass-through (“for further credit”) accounts.

If you purchase (or redeem) shares of the Funds through a financial intermediary, certain features of the Funds relating to such transactions may not be available or may be modified.  In addition, certain operational policies of the Funds, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Funds and may vary among intermediaries.  We urge you to consult your financial intermediary for more information regarding these matters.  In addition, the Funds may pay, directly or indirectly through arrangements with Advisor and/or the Distributor, amounts to financial intermediaries that provide transfer agency and/or other administrative services to their customers.  Certain financial intermediaries may charge an advisory, transaction or other fee for their services.  You will not be charged for such fees if you purchase (or redeem) your Fund shares directly from the Funds without the intervention of a financial intermediary.

Exchange of Shares

You may exchange Class A or Class C shares for Class I shares at any time so long as the Class I minimum initial investment requirement is met.  The value of the shares to be exchanged will be the net asset value (less the CDSC or the redemption fee, if applicable) next determined after receipt of instructions for exchange; the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange.

You may also exchange shares of one series of the Company for another.  Any such exchange may be effected via telephone.  The value of the shares to be exchanged will be the net asset value (less the CDSC, if applicable, with respect to Class A or Class C shares or the redemption fee, if applicable, with respect to all shares) next determined after receipt of instructions for exchange; the price of shares being purchased will be at net asset value for Class C and Class I shares, and net asset value for Class A shares if redemption proceeds of the shares of one series of the Company are invested in shares of another series within 12 months of redemption.

You may also exchange shares of the Funds for shares of the First American Prime Obligations Fund, a no-load money market fund managed by an affiliate of the Transfer Agent.  The First American Prime Obligations Fund is unrelated to the Funds.  This exchange privilege allows you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  The value of the shares to be exchanged will be the net asset value (less the CDSC or the redemption fee, if applicable, with respect to Class A or Class C shares or the redemption fee, if applicable, with respect to all shares) next determined after receipt of instructions for exchange; the price of the shares being purchased will be at net asset value.  Before exchanging into the First American Prime Obligations Fund, please read the applicable prospectus, which may be obtained by calling 1-888-533-KOPP, and open an account in the First American Prime Obligations Fund.

The Funds reserve the right to modify or terminate the exchange privilege at any time.  Call the Transfer Agent at 1-888-533-KOPP to request instructions for an exchange.  An exchange is not a tax-free transaction and may be subject to redemption fees.

Pricing of Shares

The Class A shares of the Funds are offered to the public at the Offering Price, which is the sum of the net asset value per share (next computed after the time the purchase application and funds are received in proper order by the Transfer Agent) and the applicable initial sales charge.  The Class C and Class I shares of the Funds are offered to the public at their net asset value (next computed after the time the purchase application and funds are received in proper order by the Transfer Agent) without any initial sales charge.

As previously noted, the initial sales charge may be waived for certain individuals and institutions due to anticipated economies of scale in sales efforts and expense.  For more information, please see “Your Account—Class A Front-End Sales Charge Waivers and Reductions” in the Prospectuses.

The net asset value per share for each class is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for business.  Purchase orders and redemption requests received on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.  Applications for the purchase of shares and requests for the redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open.  A Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares.  Net asset value per share for each class of shares is calculated by taking the market value of the total assets per class, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding in that class.  The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, income and expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Common stocks and other equity-type securities traded primarily on a national securities exchange are valued at the last sales price.  For securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is below the bid, the bid will be the closing price.  Securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and ask prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board or its delegate.  The Board may approve the use of pricing services to assist the Funds in the determination of net asset value.  All money market instruments held by the Funds will be valued on an amortized cost basis.

REDEMPTIONS IN KIND

The Company has filed a notification pursuant to Rule 18f-1 under the 1940 Act, which provides that the Funds have agreed to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the net asset value of the class of shares of the Fund being redeemed, valued at the beginning of the election period.  The Funds intend to also pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Funds to do so.  If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Funds’ policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Funds and/or Advisor may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•

The Funds and/or Advisor may disclose Fund portfolio holdings to the Funds’ service providers (i.e., administrator, fund accountant, custodian, the Transfer Agent, the Distributor and Advisor) in connection with the fulfillment of their duties to the Funds.  These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•

The Funds and/or Advisor may disclose Fund portfolio holdings to other service providers who owe a fiduciary duty or other duty of trust or confidence to the Funds.  These other service providers consist of the Funds’ legal counsel and independent auditors.

With respect to disclosures to the foregoing service providers, in many cases, such disclosures are made in real time (i.e., there is no lag time between the date the information becomes available and the date it is disclosed).  Advisor and the Distributor monitor the use of such information by their employees by requiring such persons to provide Advisor and the Distributor with brokerage confirmations and monthly account statements with respect to their securities transactions.

In addition, the Funds disclose the Funds’ portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  The Funds also disclose the Funds’ portfolio holdings as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

Moreover, the Funds’ portfolio holdings as of each quarter end are disclosed to certain ranking and rating agencies between the 5th and 10th business day of the month following the quarter end.  Currently, this information is supplied to Lipper, Morningstar, S&P, Bloomberg, FT Interactive Data, Wilshire, Thomson Financial, Vickers Stock and Citigate Financial.  In addition, the portfolio holdings of the Emerging Growth Fund are disclosed to Lipper on a monthly basis by the 10th calendar day of the month.  The Funds do not have a confidentiality agreement in place with the above ranking and rating agencies.  Therefore, in the event such third parties receive holdings information prior to public disclosure, there is a risk that they could attempt to use that information to trade ahead of or against the Funds, which could adversely affect the prices the Funds are able to obtain on securities transactions.  The Funds also post to the Company’s website the Funds’ top ten portfolio holdings, with position size and percentage of total portfolio data, as of each month end within three to ten days after the end of the month.

No compensation or other consideration may be received by the Funds or Advisor in connection with the disclosure of portfolio holdings in accordance with the Disclosure Policy.

There may be instances where the interests of Fund shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of Advisor or any other Fund affiliate.  In such situations, the conflict must be disclosed to the Board, which must be afforded the opportunity to determine whether or not to allow such disclosure.

Only the Funds’ executive officers and/or the CCO may authorize disclosure of the Funds’ portfolio holdings outside of the permitted disclosures described above.  The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports any disclosures of portfolio holdings outside of the permitted disclosures described above to the Board on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of the Fund shareholders and those of Advisor or any other Fund affiliate.

There can be no assurance that the Disclosure Policy will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

TAXATION OF THE FUND

Each Fund intends to qualify annually for treatment as a “regulated investment company” under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.  In the event a Fund fails to qualify as a “regulated investment company,” it will be treated as a regular corporation for federal income tax purposes.  Accordingly, a Fund would be subject to federal income taxes and any distributions that it makes would be taxable and non-deductible by the Fund.  This would increase the cost of investing in a Fund for shareholders and would make it more economical for shareholders to invest directly in the securities held by the Fund, rather than invest indirectly in such securities through the Fund.

Each Fund intends to distribute at least annually to its holders all or substantially all of its investment company taxable income and net capital gain.  For federal income tax purposes, distributions from a Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such distributions are “qualified dividend income” eligible for the reduced rate of tax on net long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral.  Currently, the maximum rate applicable to long-term capital gains, and thus “qualified dividend income,” is set at 15%.  The reduced rates on qualified dividend income will cease to apply to taxable years beginning after December 31, 2008.

Generally, qualified dividend income includes dividends received during the taxable year from certain domestic corporations and “qualified foreign corporations.”  Passive foreign investment corporations and corporations incorporated in a country that does not have an income tax treaty and an exchange of information program with the U.S. are not qualified foreign corporations.  The portion of distributions paid by a Fund to non-corporate shareholders that is attributable to qualified dividend income received by the Fund will qualify for qualified dividend treatment in the hands of the noncorporate shareholders of the Fund if both the Fund and the respective noncorporate shareholder have met certain holding period requirements.  If a Fund has income of which more than 95% was qualified dividends, all of the Fund’s distributions attributable to dividends will be eligible for the lower rates on qualified dividends.  Certain holding period requirements also must be satisfied to obtain qualified dividend treatment.

Distributions paid by a Fund from net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares.  The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, local or foreign tax considerations applicable to you.  You are urged to consult your own tax advisor.

PERFORMANCE INFORMATION

From time to time, the historical performance of the Funds’ shares may be quoted in advertisements, shareholder reports or other communications to shareholders.  The Funds’ historical performance or return (before and after taxes) may be shown in the form of various performance figures, including average annual total return, total return and cumulative total return.  The Funds’ performance figures are based upon historical results and are not necessarily representative of future performance.  Factors affecting the Funds’ performance include general market conditions, operating expenses, investment management and the imposition of sales charges.  Any additional fees charged by a dealer or other financial services firm would reduce the returns quoted in any such communications.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the Funds’ independent registered public accounting firm.  As such, it is responsible for auditing the financial statements of the Funds.

FINANCIAL STATEMENTS

The following audited financial statements of the Funds are incorporated herein by reference to the Company’s 2005 Annual Report as filed with the SEC on December __, 2005:

(a)

Report of Independent Registered Public Accounting Firm dated November 17, 2005.

(b)

Emerging Growth Fund Schedule of Investments as of September 30, 2005.

(c)

Total Quality Management Fund Schedule of Investments as of September 30, 2005.

(d)

Kopp Funds, Inc. Statements of Assets and Liabilities as of September 30, 2005.

(e)

Kopp Funds, Inc. Statements of Operations for the year ended September 30, 2005.

(f)

Emerging Growth Fund Statements of Changes in Net Assets for the years ended September 30, 2005 and 2004.

(g)

Total Quality Management Fund Statements of Changes in Net Assets for the year ended September 30, 2005, the period December 1, 2003 through September 30, 2004 and the year ended November 30, 2003.

(h)

Emerging Growth Fund Financial Highlights for the five years ended September 30, 2005 for Class A, Class C and Class I shares.

(i)

Total Quality Management Fund Financial Highlights for the year ended September 30, 2005 for Class A, Class C and Class I shares, for the period December 1, 2003 through September 30, 2004 for Class I shares and for the four years ended November 30, 2003 for Class I shares.

(j)

Kopp Funds, Inc. Notes to the Financial Statements as of September 30, 2005.

PART C

OTHER INFORMATION

Item 23.

Exhibits

See “Exhibit Index.”

Item 24.

Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 25.

Indemnification

Article VIII of Registrant’s Articles of Incorporation provides as follows:

(a)

The Company shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the MBCA, as now enacted or hereafter amended.

(b)

A director of the Company shall not be personally liable to the Company or its shareholders for monetary damages for breach of fiduciary duty as a director, except for (i) liability based on a breach of duty of loyalty to the Company or the shareholders; (ii) liability for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law; (iii) liability based on the payment of an improper dividend or an improper repurchase of the Company’s stock under MBCA Section 302A.559 or on the sale of unregistered securities or securities fraud under MBCA 80A.23; or (iv) liability for any transaction from which the director derived an improper personal benefit.  If the MBCA is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Company, in addition to the limitation on personal liability provided herein, shall be limited to the fullest extent permitted by the MBCA, as amended.  Any repeal or modification of this Article VIII by the shareholders of the Company shall be prospective only and shall not adversely affect any limitation on the personal liability of a director of the Company existing at the time of such repeal or modification.

(c)

Paragraphs (a) and (b) of this Article VIII are qualified by Section 17(h) of the 1940 Act which provides that neither the articles of incorporation nor the bylaws of any registered investment company may contain any provision which protects or purports to protect any director or officer of such company against any liability to the company or its security holders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.

Business and Other Connections of the Investment Advisor

Besides serving as investment advisor to the Registrant and other private accounts, Kopp Investment Advisors, LLC (“Advisor”) is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.  Information regarding the business, profession, vocation, or employment of a substantial nature of Advisor’s directors and officers is hereby incorporated by reference to the information contained under “Directors and Officers” in the SAI and Part I of Advisor’s Uniform Application for Investment Advisor Registration on Form ADV, as filed with the SEC.

Item 27.

Principal Underwriters

(a)

None.

(b)

The principal business address of Centennial Lakes Capital, LLC (“Centennial”), the Registrant’s principal underwriter, is 7701 France Avenue South, Suite 500, Edina, Minnesota 55435.  The following information relates to each director and officer of Centennial:

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

LeRoy C. Kopp	Governor	Director, Chairman, President and Chief Executive Officer

John P. Flakne	Chief Executive Officer, Chief Financial Officer, Secretary, Chief Compliance Officer and AML Compliance Officer	Chief Financial Officer, Secretary and Treasurer

Gregory S. Kulka	Vice President–Marketing	First Vice President

(c)

None.

Item 28.

Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are in the possession of Advisor, at Registrant’s corporate offices, except records held and maintained by U.S. Bank, N.A., P.O. Box 701, Milwaukee, WI 53201-0701 and U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin  53202, relating to the former’s function as custodian and the latter’s function as transfer agent, administrator and fund accountant.

Item 29.

Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.

Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Edina and State of Minnesota on the 1st day of December, 2005.

KOPP FUNDS, INC. (Registrant)

By:

/s/ LeRoy C. Kopp

LeRoy C. Kopp

Chief Executive Officer and President

Each person whose signature appears below constitutes John P. Flakne as his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ LeRoy C. Kopp LeRoy C. Kopp	Chairman, Chief Executive Officer and President (principal executive officer)	December 1, 2005

/s/ John P. Flakne John P. Flakne	Chief Financial Officer, Secretary and Treasurer (principal financial officer)	December 1, 2005

/s/ Robert L. Stehlik Robert L. Stehlik	Director	December 1, 2005

/s/ Thomas R. Stuart Thomas R. Stuart	Director	December 1, 2005

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference to	Filed Herewith

(a.1)	Registrant’s Articles of Incorporation	Form N-1A filed June 20, 1997

(a.2)	Certificate of Amendment to Registrant’s Articles of Incorporation (to create Series A, Class A and Class I shares)	Form N-1A filed September 16, 1997

(a.3)	Certificate of Designation to Registrant’s Articles of Incorporation (to create Series A, Class C shares)	Form N-1A filed December 29, 1998

(a.4)	Certificate of Designation to Registrant’s Articles of Incorporation (to create Series B, Class A, Class C and Class I shares)	Form N-1A filed June 25, 2004

(b)	Registrant’s By-Laws	Form N-1A filed June 20, 1997

(c)	None	N/A

(d.1)	Investment Advisory Agreement	Form N-1A filed September 16, 1997

(d.2)	Amendment to Investment Advisory Agreement	Form N-1A filed January 22, 2002

(d.3)	Second Amendment to the Investment Advisory Agreement (to reflect restructuring of advisor)	Form N-1A filed January 27, 2004

(d.4)	Exhibit B to the Investment Advisory Agreement (to add Series B shares)	Form N-1A filed June 25, 2004

(e.1)	Amended and Restated Distribution Agreement	Form N-1A filed December 29, 1998

(e.2)	Amendment to Distribution Agreement	Form N-1A filed January 22, 2002

(e.3)	Second Amendment to the Amended and Restated Distribution Agreement (to reflect administrator’s name change)	Form N-1A filed January 27, 2004

(e.4)	Third Amendment to the Amended and Restated Distribution Agreement (to reflect restructuring of distributor)	Form N-1A filed January 27, 2004

(e.5)	Exhibit B to the Amended and Restated Distribution Agreement (to add Series B shares)	Form N-1A filed June 25, 2004

(e.6)	Form of Selected Dealer Agreement	Form N-1A filed September 16, 1997

(f)	None	N/A

(g)	(i) Custodian Agreement	Form N-1A filed September 16, 1997

	(ii) First Amendment to Custodian Agreement (to add Series A, Class C shares)	Form N-1A filed December 29, 1998

	(iii) Second Amendment (Addendum) to Custodian Agreement (to reflect custodian’s name change)	Form N-1A filed December 29, 1998

	(iv) Third Amendment to Custodian Agreement (to reflect custodian’s name change)	Form N-1A filed January 22, 2002

	(v) Fourth Amendment to Custodian Agreement (relating to fee)	Form N-1A filed June 25, 2004

	(vi) Fifth Amendment to the Custodian Agreement (to add Series B shares)	Form N-1A filed June 25, 2004

(h.1)	(i) Transfer Agent Servicing Agreement	Form N-1A filed September 16, 1997

	(ii) First Amendment to Transfer Agent Servicing Agreement (relating to fee)	Form N-1A filed December 30, 1998

	(iii) Addendum to Transfer Agent Servicing Agreement (to add Series A, Class C shares)	Form N-1A filed December 30, 1998

	(iv) Second Amendment to Transfer Agent Servicing Agreement (relating to fee)	Form N-1A filed January 25, 2000

	(v) Third Amendment to Transfer Agent Servicing Agreement (relating to privacy policy)	Form N-1A filed January 22, 2002

	(vi) Fourth Amendment to Transfer Agent Servicing Agreement (relating to transfer agent’s name change)	Form N-1A filed January 22, 2002

	(vii) Fifth Amendment to Transfer Agent Servicing Agreement (relating to anti-money laundering procedures)	Form N-1A filed January 27, 2004

	(viii) Sixth Amendment to Transfer Agent Servicing Agreement (relating to fee)	Form N-1A filed June 25, 2004

	(ix) Seventh Amendment to Transfer Agent Servicing Agreement (to add Series B shares)	Form N-1A filed June 25, 2004

(h.2)	(i) Administration Agreement	Form N-1A filed September 16, 1997

	(ii) First Amendment to Administration Agreement (relating to Code of Ethics)	Form N-1A filed January 22, 2002

	(iii) Second Amendment (Addendum) to Administration Agreement (to add Series A, Class C shares)	Form N-1A filed December 29, 1998

	(iv) Third Amendment to Administration Agreement (relating to administrator’s name change)	Form N-1A filed January 22, 2002

	(v) Fourth Amendment to Administration Agreement (relating to fee)	Form N-1A filed June 25, 2004

	(vi) Fifth Amendment to the Administration Agreement (to add Series B shares)	Form N-1A filed June 25, 2004

(h.3)	Fund Accounting Servicing Agreement		X

(h.4)	(i) Fulfillment Servicing Agreement	Form N-1A filed September 16, 1997

	(ii) Addendum to Fulfillment Servicing Agreement (to add Series A, Class C shares)	Form N-1A filed December 29, 1998

	(iii) First Amendment to Fulfillment Servicing Agreement (relating to privacy policy)	Form N-1A filed January 22, 2002

	(iv) Second Amendment to Fulfillment Servicing Agreement (relating to fulfillment agent’s name change)	Form N-1A filed January 22, 2002

	(v) Third Amendment to the Fulfillment Servicing Agreement (to reflect restructuring of advisor and distributor)	Form N-1A filed January 27, 2004

	(vi) Fourth Amendment to the Fulfillment Servicing Agreement (to add Series B shares)	Form N-1A filed June 25, 2004

(h.5)	Addendum to Firstar Servicing Agreements (to change name)	Form N-1A filed December 29, 1998

(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. (relating to Series A shares)	Form N-1A filed September 16, 1997

(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. (relating to Series B shares)	Form N-1A filed June 25, 2004

(i.3)	Consent of Godfrey & Kahn, S.C. relating to Exhibits (i.1) and (i.2)		X

(j)	Consent of PricewaterhouseCoopers LLP		X

(k)	None	N/A

(l)	Initial Subscription Agreement	Form N-1A filed September 16, 1997

(m.1)	Amended and Restated Rule 12b-1 Distribution and Shareholder Servicing Plan	Form N-1A filed June 25, 2004

(m.2)	Amended and Restated Form of 12b-1 Related Agreement (for each Series, Class A, Class C and Class I shares)		X

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan	Form N-1A filed September 29, 2004

(o)	Reserved	N/A

(p)	Code of Ethics		X